                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2901

                   RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 11/30

Date of reporting period: 5/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

TAX-EXEMPT HIGH INCOME FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
MAY 31, 2008


RIVERSOURCE TAX-EXEMPT HIGH INCOME
FUND SEEKS TO PROVIDE SHAREHOLDERS
WITH A HIGH YIELD GENERALLY EXEMPT
FROM FEDERAL INCOME TAXES.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------

Your Fund at a Glance...............      2

Manager Commentary..................      5

Fund Expenses Example...............     11

Portfolio of Investments............     13

Financial Statements................     46

Notes to Financial Statements.......     49

Approval of Investment Management
   Services Agreement...............     63

Proxy Voting........................     65

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

            RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Tax-Exempt High Income Fund (the Fund) Class A shares gained 0.55%
  (excluding sales charge) for the six months ended May 31, 2008.

> The Fund underperformed its benchmark, the Lehman Brothers 3-Plus Year
  Municipal Bond Index, which rose 1.25% for the same period.

> The Fund performed in line with the Lipper General Municipal Debt Funds Index, representing the Fund's peer group, which advanced 0.57% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended May 31, 2008)
--------------------------------------------------------------------------------

                         6 months*    1 year    3 years    5 years    10 years
-----------------------------------------------------------------------------------
RiverSource
  Tax-Exempt High
  Income Fund Class A
  (excluding sales
  charge)                 +0.55%      +1.22%    +2.40%     +2.72%     +3.92%
-----------------------------------------------------------------------------------
Lehman Brothers
  3-Plus Year
  Municipal Bond
  Index(1)
  (unmanaged)             +1.25%      +3.63%    +3.49%     +3.77%     +5.21%
-----------------------------------------------------------------------------------
Lipper General
  Municipal Debt
  Funds Index(2)          +0.57%      +1.42%    +2.82%     +3.23%     +4.29%
-----------------------------------------------------------------------------------

* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Lehman Brothers 3-Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of investment-grade fixed-rate municipal bonds with maturities of three years or more. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper General Municipal Debt Funds Index includes the 30 largest municipal debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

--------------------------------------------------------------------------------

 2 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
----------------------------------------


        DURATION
SHORT    INT.     LONG
                  X        HIGH
                  X        MEDIUM        QUALITY
                           LOW

Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
----------------------------------------

Weighted average life(1)          14 years
--------------------------------------------
Effective duration(2)             7.8 years
--------------------------------------------
Weighted average bond rating(3)   AA-
--------------------------------------------

ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
----------------------------------------

                         Total      Net Expenses(a)
-------------------------------------------------------
Class A                  1.13%           1.09%
-------------------------------------------------------
Class B                  1.88%           1.84%
-------------------------------------------------------
Class C                  1.88%           1.84%
-------------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding 0.30% of interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.

(1)
     WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.

--------------------------------------------------------------------------------

            RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT MAY 31, 2008                                                                             SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION**
 Class A (inception 5/7/79)           +0.55%     +1.22%   +2.40%    +2.72%     +3.92%         N/A
--------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)          +0.17%     +0.46%   +1.63%    +1.95%     +3.14%         N/A
--------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          -0.06%     +0.46%   +1.63%    +1.90%       N/A        +3.74%
--------------------------------------------------------------------------------------------------------

With sales charge
 Class A (inception 5/7/79)           -4.13%     -3.64%   +0.77%    +1.72%     +3.39%       N/A
------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)          -4.75%     -4.39%   +0.39%    +1.60%     +3.14%       N/A
------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          -1.04%     -0.51%   +1.63%    +1.90%       N/A      +3.74%
------------------------------------------------------------------------------------------------------

AT JUNE 30, 2008                                                                            SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION**
 Class A (inception 5/7/79)           -0.68%     +0.51%   +1.70%    +2.52%     +3.74%         N/A
--------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)          -1.06%     -0.26%   +1.01%    +1.74%     +2.96%         N/A
--------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          -1.29%     -0.25%   +0.93%    +1.74%       N/A        +3.53%
--------------------------------------------------------------------------------------------------------

With sales charge
 Class A (inception 5/7/79)           -5.33%     -4.37%   +0.09%    +1.51%     +3.21%       N/A
------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)          -5.92%     -5.07%   -0.22%    +1.40%     +2.96%       N/A
------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          -2.26%     -1.22%   +0.93%    +1.74%       N/A      +3.53%
------------------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

 * Not annualized.
 ** For classes with less than 10 years performance.

--------------------------------------------------------------------------------

 4 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

Dear Shareholders,
RiverSource Tax-Exempt High Income Fund (the Fund) Class A shares gained 0.55% (excluding sales charge) for the six months ended May 31, 2008. The Fund underperformed the Lehman Brothers 3-Plus Year Municipal Bond Index (Lehman 3-Plus Index), which rose 1.25% for the same period. However, the Fund performed in line with the Lipper General Municipal Debt Funds Index (Lipper Index), representing the Fund's peer group, which advanced 0.57% for the same time frame.

SIGNIFICANT PERFORMANCE FACTORS
The tax-exempt fixed income market experienced significant volatility during the six month period. From December through February, the tax-exempt fixed income market materially underperformed U.S. Treasuries, as fallout from turmoil in the credit markets following turbulence in the subprime mortgage market and fears regarding liquidity spilled over into the municipal market. The fallout manifested itself in several ways during these months. A flight-to-quality toward U.S. Treasuries ensued as investors grew increasingly risk averse. Investors also grew concerned that the monoline insurers might be challenged to maintain their AAA ratings. Further, liquidity evaporated, as hedge funds and other leveraged municipal participants were forced to sell longer positions into an already distressed market to meet margin calls. Plus, the auction rate securities market, failed as Wall Street firms simply stepped away from supporting this market due to their own balance sheet pressures which had typically supported supply/demand imbalances. Finally, following a notable decline in new

TOP TEN STATES/TERRITORIES (at May 31, 2008; % of portfolio assets)
-----------------------------------------------------------------

California                                          16.4%
--------------------------------------------------------------
New York                                            10.7%
--------------------------------------------------------------
Massachusetts                                        5.9%
--------------------------------------------------------------
Texas                                                5.4%
--------------------------------------------------------------
Puerto Rico                                          5.4%
--------------------------------------------------------------
Ohio                                                 4.3%
--------------------------------------------------------------
Minnesota                                            4.1%
--------------------------------------------------------------
Michigan                                             3.9%
--------------------------------------------------------------
Georgia                                              3.5%
--------------------------------------------------------------
Washington                                           3.4%
--------------------------------------------------------------

--------------------------------------------------------------------------------

            RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  5

MANAGER COMMENTARY (continued) -------------------------------------------------

issue municipal supply year-over-year ending February 2008, concerns heightened regarding new issue supply building in March 2008 and beyond. February 2008 was the worst month on record for the municipal bond market, with the ratio of municipal bond yields to Treasury yields across the yield curve, or spectrum of maturities, reaching record high levels.

Then, as crossover buyers, new institutional buyers and individual buyers came into the market to take advantage of weakness, this increased demand made unwarranted any fears of new issue supply not being absorbed. As a result, the ratio of municipal bond yields to Treasury yields was driven back down toward historical averages. The tax-exempt fixed income market rallied significantly from March through May, notably outperforming Treasuries during these months. Indeed, March through May generated the best relative performance for the tax-exempt fixed income market in over 25 years.

QUALITY BREAKDOWN
(at May 31, 2008; % of portfolio assets excluding cash equivalents and equities)
----------------------------------------------------------------------

AAA bonds                                           45.5%
--------------------------------------------------------------
AA bonds                                            22.2%
--------------------------------------------------------------
A bonds                                             16.6%
--------------------------------------------------------------
BBB bonds                                           12.8%
--------------------------------------------------------------
Non-investment grade bonds                           2.5%
--------------------------------------------------------------
Non-rated bonds                                      0.4%
--------------------------------------------------------------

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 4.3% of the bond portfolio assets were determined through internal analysis.

--------------------------------------------------------------------------------

 6 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

As long-term municipal bond yields rose and short-term municipal bond yields fell during the semiannual period, the Fund benefited from the yield curve steepening bias we implemented in December and January.

For the semiannual period overall, short-term tax-exempt yields declined, as the Federal Reserve Board
(the Fed) sought to strengthen liquidity and calm market fears by cutting the targeted federal funds rate five times during the period by a total of 2.50% and as demand from money market funds increased. Longer-dated municipal bond yields rose.
All told, then, the slope of the tax-exempt bond yield curve steepened significantly over the semiannual period.

As long-term municipal bond yields rose and short-term municipal bond yields fell during the semiannual period, the Fund benefited from the yield curve steepening bias we implemented in December and January. Another positive contributing factor to the Fund's performance during this period was effective bond selection within the non-enhanced municipal tobacco bond sector, which more than offset the detracting effect of having a significant allocation to this sector as spreads, or the difference in yields between these securities and Treasuries, widened.

Having a sizable allocation to the pre-refunded* sector helped the Fund's results, as higher quality sectors such as this outperformed lower quality sectors during the semiannual period. Further boosting Fund results relative to the Lehman 3-Plus
Index was having only modest exposure to high-yield and non-investment grade municipal bonds, for, as mentioned, lower quality sectors of the market underperformed.

Conversely, having a significant allocation to bonds rated BBB across a variety of sectors detracted from Fund results, as BBB-rated credits materially underperformed higher quality tax-exempt bonds for the semiannual period. Sizable

--------------------------------------------------------------------------------

            RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------

exposure to health care bonds further hurt the Fund's results. Spreads widened in this sector, particularly among BBB-rated hospital credits, as it remained under pressure for most of the period. Among these pressures was the fact that Medicaid faces potential budget cuts in a slowing economy.

Significant exposure to bonds subject to the Alternative Minimum Tax (AMT) detracted from Fund results, as the spread between municipal bonds subject to the AMT and those that are not widened significantly during the six-month period. Sizable positions in prepaid natural gas municipal bonds, airport and other transportation bonds, and single family housing planned amortization class
(PAC) bonds also hurt Fund performance during the period. A significant allocation to Commonwealth of Puerto Rico municipal bonds further detracted from Fund results. Spreads on these bonds reached an all-time wide level during the period, as fundamentals, such as budget mismanagement, were weak.

CHANGES TO THE FUND'S PORTFOLIO
Overall, we sought to upgrade quality in the Fund's portfolio during the semiannual period. In implementing this strategy, we reduced the Fund's position in state general obligation debt of California, given our view that spreads on these bonds would widen further over the near term as the state's economy as a whole and its real estate market in particular remain under pressure. Similarly, we reduced the Fund's exposure to New York City general obligation bonds, as we grew concerned that Wall Street layoffs may slow the city's economy.

When opportunities arose, we also reduced the Fund's position in prepaid natural gas municipal bonds. Though a AA/A-rated sector, these bonds, which carry the backing of major investment firms, were impacted during the period by the broad brush of concern regarding these institutions and their exposure to subprime mortgages more than by worries about the underlying fundamentals of the credits themselves. We also reduced the Fund's exposure to non-enhanced municipal tobacco bonds and to airport bonds, as each of these sectors underperformed. Finally, we reduced the Fund's exposure to tender option bond programs,** as they became less profitable to hold when rates were rising during the early months of the semiannual period.

--------------------------------------------------------------------------------

 8 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

We redeployed the proceeds from these trades into higher quality school district general obligation bonds, select hospital credits, and investment-grade essential service revenue bonds, such as public power and water and sewer issues. We feel these sectors may enable the Fund to potentially pick up incremental yield without taking on significant risk, as they tend to be less economically sensitive.

OUR FUTURE STRATEGY
At the end of May, we viewed the longer-term prospects for the tax-exempt bond market as attractive. However, for the near term, we believe the tax-exempt bond market may continue to be under pressure, as increased new issue supply, the unwinding of tender option bond programs, the dysfunction of the auction rate securities market and headlines about the monoline insurers remain ongoing concerns. We intend to use any near-term weakness in the tax-exempt bond market as a buying opportunity, as we seek to continue to focus on higher quality municipal bonds. In particular, we expect to emphasize investment-grade essential service revenue bonds and state general obligation debt. We also expect to look for opportunities to add BBB-rated bonds on a select basis, as spreads in this sector were at all time wide levels at the end of the semiannual period. We intend to continue to have only modest exposure in the Fund to the high-yield sector of the tax-exempt bond market, as we believe high-yield municipal bond spreads will continue to widen over the months ahead in a slow economic growth environment. It is important to note here that it remains our ongoing policy to focus on the underlying credit quality of all municipal securities held in the Fund, including those wrapped with any bond insurance, with an emphasis on fundamentals and little reliance on the insurers themselves as we make investment decisions.

--------------------------------------------------------------------------------

            RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------

We plan to keep duration moderately longer than the Lehman 3-Plus Index due to recent underperformance of the municipal market and our positive outlook going forward.

Consistent with the Fund's investment objective, we will maintain our emphasis on generating as much current income exempt from federal income taxes as possible with only modest risk.

Catherine Stienstra
Portfolio Manager

 * Pre-refunded bonds, also known as advance refunding, is a procedure in which a bond issuer floats a second bond at a lower interest rate, and the proceeds from the sale of the second bond are invested, usually in Treasury securities, which in turn, are held in escrow collateralizing the first bond. Advance refunded bonds no longer represent the credit risk profile of the original borrower, and given the high credit quality of the escrow account they often increase in value--sometimes significantly.

** Tender option bond programs are programs in which investors effectively earn the fixed rates on long term bonds whose purchase is financed by paying something close to the Bond Market Association Municipal Swap Index rate. This leveraged trade, where investors borrow at low short rates to earn significantly higher returns further out on the yield curve, is referred to as a "carry trade."

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.

--------------------------------------------------------------------------------

 10 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                BEGINNING        ENDING         EXPENSES
                              ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       ANNUALIZED
                              DEC. 1, 2007    MAY 31, 2008    THE PERIOD(A)   EXPENSE RATIO(B)
----------------------------------------------------------------------------------------------
Class A
----------------------------------------------------------------------------------------------
   Actual(c)                     $1,000         $1,005.50        $ 4.84             .97%
----------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,020.04        $ 4.87             .97%
----------------------------------------------------------------------------------------------
Class B
----------------------------------------------------------------------------------------------
   Actual(c)                     $1,000         $1,001.70        $ 8.56            1.72%
----------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,016.31        $ 8.62            1.72%
----------------------------------------------------------------------------------------------
Class C
----------------------------------------------------------------------------------------------
   Actual(c)                     $1,000         $  999.40        $ 8.55            1.72%
----------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,016.31        $ 8.62            1.72%
----------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.54% for Class B and 1.54% for Class
     C. See note 1 to the financial statements.
(c) Based on the actual return for the six months ended May 31, 2008: +0.55% for Class A, +0.17% for Class B and -0.06% for Class C.

--------------------------------------------------------------------------------

 12 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

MAY 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

MUNICIPAL BONDS (95.9%)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
ALABAMA (0.6%)
City of Huntsville
 Unlimited General Obligation
 Refunding Warrants
 Series 2002D
  11-01-14                           5.50%       $3,425,000             $3,768,048
City of Mobile
 Unlimited General Obligation Warrants
 Series 2001 (AMBAC)
  02-15-12                           4.75         1,000,000              1,058,240
County of Jefferson
 Revenue Bonds
 Series 2004A
  01-01-23                           5.25         7,500,000              7,016,025
Montgomery Medical Clinic Board
 Revenue Bonds
 Jackson Hospital & Clinic
 Series 2006
  03-01-21                           5.13         3,750,000              3,675,788
                                                                   ---------------
Total                                                                   15,518,101
----------------------------------------------------------------------------------

ALASKA (0.1%)
Alaska Energy Authority
 Refunding Revenue Bonds
 Bradley Lake
 3rd Series 1999 (FSA)
  07-01-14                           6.00         2,000,000              2,286,000
State of Alaska
 Refunding Revenue Bonds
 Series 2006A (MBIA) A.M.T.
  10-01-14                           5.00         1,500,000              1,547,700
                                                                   ---------------
Total                                                                    3,833,700
----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)

ARIZONA (1.4%)
Arizona Health Facilities Authority
 Revenue Bonds
 Phoenix Childrens Hospital
 Series 2007B
  02-02-15                           2.47%       $7,500,000(k)          $7,050,000
Maricopa County Industrial Development Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004A
  07-01-23                           5.38         2,500,000              2,547,900
  07-01-26                           5.50         5,000,000              5,100,650
Phoenix Civic Improvement Corporation
 Refunding Revenue Bonds
 Junior Lien
 Series 2001 (FGIC)
  07-01-12                           5.00         1,800,000              1,930,266
Salt Verde Financial Corporation
 Revenue Bonds
 Series 2007
  12-01-32                           5.00        16,000,000             14,394,560
Scottsdale Industrial Development Authority
 Refunding Revenue Bonds
 Scottsdale Health Care
 Series 2008A
  09-01-30                           5.25         1,750,000(b)           1,705,043
Tucson
 Refunding Revenue Bonds
 Series 2002 (FGIC)
  07-01-13                           5.50         2,380,000              2,613,930
  07-01-14                           5.50         1,500,000              1,638,690
                                                                   ---------------
Total                                                                   36,981,039
----------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  13

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)

ARKANSAS (0.1%)
County of Washington
 Revenue Bonds
 Construction Regional Medical Center
 Series 2005A
  02-01-35                           5.00%       $4,250,000             $3,855,090
----------------------------------------------------------------------------------

CALIFORNIA (15.5%)
Abag Finance Authority for Nonprofit Corporations
 Revenue Bonds
 San Diego Hospital Association
 Series 2001A
  08-15-20                           6.13         3,750,000              3,883,275
Anaheim Public Financing Authority
 Revenue Bonds
 Series 2007 (MBIA)
  02-01-33                           4.75         6,000,000              5,982,300
Bay Area Toll Authority
 Revenue Bonds
 Series 2007F
  04-01-31                           5.00        17,000,000             17,500,650
California Educational Facilities Authority
 Revenue Bonds
 University of Southern California
 Series 2007A
  10-01-37                           4.75         2,000,000              1,993,600
California Health Facilities Financing Authority
 Refunding Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2005
  11-15-18                           5.00         2,200,000              2,261,974
  11-15-34                           5.00         1,000,000                965,830
California Health Facilities Financing Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004G
  07-01-23                           5.25         4,790,000              4,879,621
California Health Facilities Financing Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006A
  04-01-39                           5.25         4,500,000              4,405,455

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
CALIFORNIA (CONT.)
California Health Facilities Financing Authority
 Revenue Bonds
 Lucile Salter Packard Hospital
 Series 2003C (AMBAC)
  08-15-25                           5.00%       $6,340,000             $6,506,045
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006H (FGIC) A.M.T.
  08-01-30                           5.75         8,230,000              8,358,964
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006K A.M.T.
  08-01-41                           4.80         3,500,000              3,106,600
  02-01-42                           5.50        13,065,000             13,259,146
California Municipal Finance Authority
 Revenue Bonds
 Biola University
 Series 2008
  10-01-34                           5.88         4,000,000              4,048,800
California Pollution Control Financing Authority
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2005C A.M.T.
  11-01-23                           5.13         1,000,000                909,910
California State Department of Water Resources
 Revenue Bonds
 Power Supply
 Series 2008H
  05-01-22                           5.00         5,600,000              5,872,104
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006B
  03-01-45                           5.25         9,500,000              9,272,475
California Statewide Communities Development Authority
 Revenue Bonds
 Sutter Health
 Series 2002B
  08-15-28                           5.50         4,000,000              4,077,760

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
CALIFORNIA (CONT.)
Chabot-Las Positas Community College District
Unlimited General Obligation Bonds
Capital Appreciation Election of 2004
Zero Coupon
Series 2006B (AMBAC)
  08-01-18                           4.65%       $1,500,000(l)            $941,190
City of Azusa
 Special Tax Bonds Escrow
 Community Facilities
 Series 2007
  09-01-37                           5.00         2,845,000              2,301,833
City of Long Beach
 Refunding Revenue Bonds
 Series 2005A (MBIA) A.M.T.
  05-15-20                           5.00         2,520,000              2,546,485
  05-15-21                           5.00         5,000,000              5,026,150
City of San Jose
 Revenue Bonds
 Series 2001A (FGIC)
  03-01-31                           5.00         5,690,000              5,538,760
City of San Jose
 Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
  03-01-15                           5.00         3,000,000              3,081,390
  03-01-16                           5.00         3,000,000              3,067,860
East Bay Municipal Utility District
 Refunding Revenue Bonds
 Series 2007A (FGIC)
  06-01-37                           5.00         8,000,000              8,180,400
Foothill-De Anza Community College District
 Unlimited General Obligation Bonds
 Series 2007A (AMBAC)
  08-01-27                           5.00         1,500,000              1,556,895
Golden State Tobacco Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2007A-1
  06-01-47                           5.13         7,000,000              5,456,850
Golden State Tobacco Securitization Corporation
 Prerefunded Revenue Bonds
 Series 2003A-1
  06-01-39                           6.75         5,750,000              6,600,253
  06-01-40                           6.63         5,100,000              5,825,118

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
CALIFORNIA (CONT.)
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2003A-1
  06-01-33                           6.25%       $4,910,000             $5,398,349
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2005 (AMBAC)
  06-01-45                           5.00         7,750,000              7,441,240
Lammersville School District Community Facilities
 Special Tax Bonds
 Mountain House
 Series 2006
  09-01-35                           5.13           875,000                743,820
Los Angeles Department of Water & Power
 Revenue Bonds
 Series 2003A (FGIC)
  07-01-43                           5.00        11,750,000             11,834,013
Los Angeles Harbor Department
 Refunding Revenue Bonds
 Series 2006A (MBIA) A.M.T.
  08-01-13                           5.00         4,415,000              4,616,368
Los Angeles Unified School District
 Unlimited General Obligation Refunding Bonds
 Series 2002 (MBIA)
  07-01-16                           5.75         5,000,000              5,780,450
Northern California Power Agency
 Prerefunded Revenue Bonds
 Geothermal Project #3
 Series 1987A
  07-01-09                           5.00        13,535,000             13,710,414
Orange Unified School District Community Facilities
 Special Tax Bonds
 Del Rio School Facilities
 Series 2007-2
  09-01-37                           5.00         1,000,000                851,870
San Diego Community College District
 Unlimited General Obligation Bonds
 Election of 2006
 Series 2007 (FSA)
  08-01-30                           5.00         2,500,000              2,591,025

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  15

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
CALIFORNIA (CONT.)
San Diego Unified School District
Unlimited General Obligation Bonds
Election of 1998
Series 2002D (FGIC)
  07-01-27                           5.00%       $8,000,000             $8,572,560
San Francisco City & County Airports Commission
 Revenue Bonds
 2nd Series 2000-26A (FGIC) A.M.T.
  05-01-22                           5.25        14,150,000             14,039,064
San Jose Redevelopment Agency
 Refunding Tax Allocation Bonds
 Merged Area Redevelopment Project
 Series 2004A (MBIA)
  08-01-18                           4.54         4,000,000              4,108,280
Simi Valley School Financing Authority
 Refunding Revenue Bonds
 University School District
 Series 2007 (FSA)
  08-01-23                           5.00         1,500,000              1,603,260
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2000
  12-01-23                           5.25         1,860,000              1,989,233
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2000 (MBIA)
  12-01-21                           5.25         1,865,000              1,994,580
  12-01-21                           5.25         2,285,000              2,422,603
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2001
  03-01-31                           5.13         7,000,000              7,478,660
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004
  04-01-29                           5.30         5,584,000              6,234,983
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004 (FGIC)
  02-01-33                           5.00         2,500,000              2,736,550

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
CALIFORNIA (CONT.)
State of California
 Unlimited General Obligation Bonds
 Series 2003
  02-01-17                           5.25%      $16,735,000            $17,876,995
  02-01-21                           5.25         2,500,000              2,614,675
  02-01-29                           5.25         5,000,000              5,128,500
  02-01-32                           5.00         6,835,000              6,846,893
State of California
 Unlimited General Obligation Bonds
 Series 2004
  03-01-28                           5.00        15,470,000             15,609,385
State of California
 Unlimited General Obligation Bonds
 Series 2004A
  07-01-14                           5.25         7,480,000              8,265,101
State of California
 Unlimited General Obligation Bonds
 Series 2006
  09-01-32                           5.00         4,000,000              4,010,440
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2003
  11-01-22                           5.00         5,000,000              5,160,100
  11-01-23                           5.13         5,000,000              5,172,900
  11-01-24                           5.13         8,000,000              8,253,360
  11-01-29                           5.25         5,375,000              5,532,918
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
  06-01-28                           5.00         6,255,000              6,317,550
  06-01-35                           4.75         2,500,000              2,411,525
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2006
  09-01-31                           5.00         6,000,000              6,023,700
State of California
 Unlimited General Obligation Bonds
 Zero Coupon
 Series 1991-33 (MBIA)
  10-01-11                           3.83        20,800,000(l)          18,746,624

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
CALIFORNIA (CONT.)
State of California
Unlimited General Obligation Refunding Bonds
Series 2005
  05-01-23                           5.00%      $18,500,000            $18,977,669
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2001
  03-01-31                           5.13           500,000                504,490
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2004
  04-01-29                           5.30             6,000                  6,204
Tobacco Securitization Authority of Southern California
 Revenue Bonds
 Series 2006-A1
  06-01-37                           5.00        13,435,000             10,819,608
Turlock Irrigation District
 Certificate of Participation
 Series 2003A (MBIA)
  01-01-33                           5.00         4,450,000              4,478,792
Walnut Energy Center Authority
 Revenue Bonds
 Series 2004A (AMBAC)
  01-01-29                           5.00         9,365,000              9,428,026
                                                                   ---------------
Total                                                                  413,740,470
----------------------------------------------------------------------------------

COLORADO (1.5%)
Baptist Road Rural Transportation Authority
 Revenue Bonds
 Series 2007
  12-01-17                           4.80         1,000,000                919,620
  12-01-22                           4.95         2,000,000              1,732,360
  12-01-26                           5.00         2,000,000              1,653,520
Colorado Health Facilities Authority
 Refunding Revenue Bonds
 Valley View Hospital Association
 Series 2008
  05-15-28                           5.50         3,250,000              3,230,435
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2005
  06-01-23                           5.25         1,200,000              1,211,700

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
COLORADO (CONT.)
Colorado Housing & Finance Authority
 Revenue Bonds
 Single Family Mortgage
 Series 2003 Cl II-A-3 A.M.T.
  05-01-32                           5.15%       $3,500,000             $3,378,550
Loveland Special Improvement District #1
 Prerefunded Unlimited General Obligation Bonds
 Series 2000
  07-01-29                           7.50         4,500,000              5,004,585
North Range Metropolitan District #1
 Prerefunded Limited General Obligation Bonds
 Series 2001
  12-15-31                           7.25        12,845,000             14,526,796
North Range Metropolitan District #2
 Limited Tax General Obligation Bonds
 Series 2007
  12-15-27                           5.50         2,765,000              2,398,167
  12-15-37                           5.50         3,100,000              2,579,231
University of Colorado
 Revenue Bonds
 Series 2002A (FGIC)
  06-01-12                           5.00         3,300,000              3,490,344
                                                                   ---------------
Total                                                                   40,125,308
----------------------------------------------------------------------------------

CONNECTICUT (0.6%)
State of Connecticut
 Prerefunded Unlimited General Obligation Bonds
 Series 2002B
  06-15-16                           5.50         7,900,000              8,660,217
State of Connecticut
 Unlimited General Obligation Refunding Bonds
 Series 2001E
  11-15-15                           5.13         6,875,000              7,304,000
                                                                   ---------------
Total                                                                   15,964,217
----------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  17

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)

DISTRICT OF COLUMBIA (0.7%)
Metropolitan Washington Airports Authority
 Refunding Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
  10-01-22                           4.75%       $4,250,000             $4,108,135
Metropolitan Washington Airports Authority
 Revenue Bonds
 Series 2001A (MBIA) A.M.T.
  10-01-27                           5.50        13,790,000             13,878,670
                                                                   ---------------
Total                                                                   17,986,805
----------------------------------------------------------------------------------

FLORIDA (3.1%)
Brevard County Health Facilities Authority
 Revenue Bonds
 Health First Incorporated Project
 Series 2005
  04-01-24                           5.00         5,000,000              4,983,400
  04-01-34                           5.00         4,250,000              4,014,338
City of Lakeland
 Prerefunded Revenue Bonds
 Lakeland Regional Health Systems
 Series 2002
  11-15-32                           5.50         9,400,000             10,342,256
Florida State Board of Education
 Unlimited General Obligation Refunding Bonds
 Capital Outlay
 Series 2002D
  06-01-11                           5.00         7,295,000              7,759,546
Florida State Division of Bond Finance
 Refunding Revenue Bonds
 Department of Environmental Protection
 Series 1997B (AMBAC)
  07-01-12                           6.00         2,500,000              2,763,025
Harbor Bay Community Development District
 Special Assessment Bonds
 Series 2001B
  05-01-10                           6.35         2,840,000              2,828,214
Highlands County Health Facilities Authority
 Prerefunded Revenue Bonds
 Hospital - Adventist Health Systems
 Series 2002B
  11-15-23                           5.25        10,300,000             11,195,172

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
FLORIDA (CONT.)
Highlands County Health Facilities Authority
 Refunding Revenue Bonds
 Hospital - Adventist Health Systems
 Series 2006G
  11-15-21                           5.13%       $2,000,000             $2,033,580
  11-15-32                           5.13        12,970,000             12,591,405
Highlands County Health Facilities Authority
 Revenue Bonds
 Hospital - Adventist Health Systems
 Series 2006C
  11-15-36                           5.25         8,900,000              8,744,873
Jacksonville Health Facilities Authority
 Revenue Bonds
 Brooks Health System
 Series 2007
  11-01-38                           5.25         5,000,000              4,703,850
Sarasota County Health Facility Authority
 Refunding Revenue Bonds
 Village on the Isle Project
 Series 2007
  01-01-14                           5.00         1,500,000              1,449,600
Seminole Indian Tribe of Florida
 Revenue Bonds
 Series 2007A
  10-01-27                           5.25         3,000,000(d)           2,800,200
Tampa Bay Water Utility System
 Improvement Refunding Revenue Bonds
 Series 2001A (FGIC)
  10-01-12                           4.50         5,000,000              5,207,150
                                                                   ---------------
Total                                                                   81,416,609
----------------------------------------------------------------------------------

GEORGIA (3.6%)
Appling County Development Authority
 Revenue Bonds
 Georgia Power Company Plant Hatch Project
 Series 2006 (AMBAC)
  07-01-16                           4.40        13,000,000             13,001,040
City of Atlanta
 Refunding Revenue Bonds
 Series 2003D (FGIC) A.M.T.
  01-01-16                           5.25        11,145,000             11,387,738

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
GEORGIA (CONT.)
City of Atlanta
Revenue Bonds
Series 2001A (MBIA)
  11-01-39                           5.00%       $8,500,000             $8,533,575
Colquitt County Development Authority
 Subordinated Revenue Bonds
 Zero Coupon
 Series 1991C Escrowed to Maturity
  12-01-21                           6.87        26,350,000(l)          14,315,428
Fulton County Development Authority
 Revenue Bonds
 Georgia Tech Athletic Association
 Series 2001 (AMBAC)
  10-01-12                           5.50         2,385,000              2,556,053
Fulton County Development Authority
 Revenue Bonds
 Georgia Tech Foundation Funding
 Series 2002A
  11-01-13                           5.25         1,105,000              1,188,847
Main Street Natural Gas Incorporated
 Revenue Bonds
 Series 2008A
  07-15-28                           6.25        44,000,000             44,601,920
                                                                   ---------------
Total                                                                   95,584,601
----------------------------------------------------------------------------------

HAWAII (0.8%)
City & County of Honolulu
 Unlimited General Obligation Refunding Bonds
 Series 1993 Inverse Floater
  09-11-08                           6.12        10,000,000(i)          10,198,200
Hawaii State Department of Budget & Finance
 Refunding Revenue Bonds
 Electric Company & Subsidiary Project
 Series 2003B (XLCA) A.M.T.
  12-01-22                           5.00        12,500,000             12,148,375
                                                                   ---------------
Total                                                                   22,346,575
----------------------------------------------------------------------------------

ILLINOIS (2.8%)
Chicago O'Hare International Airport
 Revenue Bonds
 2nd Lien Passenger Facility
 Series 2001C (AMBAC) A.M.T.
  01-01-11                           5.25         3,260,000              3,371,199

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
ILLINOIS (CONT.)
Gilberts Special Service Area #9
 Prerefunded Special Tax Bonds
 Big Timber Project
 Series 2001
  03-01-30                           7.88%       $3,407,000             $3,918,902
Illinois Finance Authority
 Refunding Revenue Bonds
 Commonwealth Edison Company
 Series 1994 (AMBAC)
  01-15-14                           5.85         4,500,000              4,923,450
Illinois Finance Authority
 Revenue Bonds
 Sedgebrook Incorporated Facility
 Series 2007A
  11-15-11                           5.50         1,000,000                999,660
Illinois Finance Authority
 Subordinated Revenue Bonds
 Regency
 Zero Coupon
 Series 1990 Escrowed to Maturity
  04-15-20                           7.75        68,000,000(l)          40,180,520
Illinois Health Facilities Authority
 Revenue Bonds
 South Suburban
 Series 1992 Escrowed to Maturity
  02-15-09                           7.00           415,000                428,292
  02-15-18                           7.00         3,025,000              3,577,153
Metropolitan Pier & Exposition Authority
 Revenue Bonds
 McCormick Place Expansion
 Series 2002A (MBIA)
  06-15-42                           5.25        13,400,000             13,695,738
Will County Community Unit School District #365 -
 Valley View
 Unlimited General Obligations Bonds
 Zero Coupon
 Series 1997B (FSA)
  11-01-16                           4.60         3,165,000(l)           2,239,649
                                                                   ---------------
Total                                                                   73,334,563
----------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  19

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)

INDIANA (0.8%)
East Chicago Elementary School Building Corporation
 Refunding Revenue Bonds
 1st Mortgage
 Series 1996
  01-05-16                           6.25%       $8,000,000             $8,641,280
Indiana Health & Educational Facilities Financing Authority
 Revenue Bonds
 Clarian Health Obligation
 Series 2006A
  02-15-36                           5.00         4,375,000              4,124,618
Indiana Housing Finance Authority
 Revenue Bonds
 Series 2002A (GNMA/FNMA) A.M.T.
  01-01-33                           5.45           410,000                417,425
St. Joseph County Hospital Authority
 Revenue Bonds
 Memorial Hospital of South Bend
 Series 1980 Escrowed to Maturity
  06-01-10                           9.40           485,000                520,138
Vigo County Hospital Authority
 Revenue Bonds
 Union Hospital Incorporated
 Series 2007
  09-01-37                           5.70         3,950,000              3,490,576
Wayne Township School Building Corporation - Marion County
 Prerefunded Revenue Bonds
 1st Mortgage
 Series 2003A (FGIC)
  01-15-28                           5.25         4,750,000              5,225,143
                                                                   ---------------
Total                                                                   22,419,180
----------------------------------------------------------------------------------

IOWA (0.2%)
Iowa Finance Authority
 Refunding Revenue Bonds
 Correctional Facility Program
 Series 2002 (MBIA)
  06-15-13                           5.38         6,000,000              6,612,480
----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)

KANSAS (0.4%)
University of Kansas Hospital Authority
 Improvement Refunding Revenue Bonds
 Health System
 Series 2006
  09-01-23                           5.00%       $5,000,000             $5,013,050
  09-01-25                           5.00         5,000,000              4,982,450
                                                                   ---------------
Total                                                                    9,995,500
----------------------------------------------------------------------------------

LOUISIANA (3.1%)
Louisiana State Citizens Property Insurance Corporation
 Revenue Bonds
 Series 2006B (AMBAC)
  06-01-16                           5.00         9,500,000              9,841,429
Parish of St. John the Baptist
 Revenue Bonds
 Marathon Oil Corporation
 Series 2007A
  06-01-37                           5.13         6,850,000              6,432,630
State of Louisiana
 Revenue Bonds
 Series 2005A (FGIC)
  05-01-19                           5.25         4,505,000              4,778,859
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2001B
  05-15-30                           5.50        30,225,000             28,746,393
  05-15-39                           5.88        35,270,000             33,056,455
                                                                   ---------------
Total                                                                   82,855,766
----------------------------------------------------------------------------------

MAINE (0.1%)
Maine State Housing Authority
 Revenue Bonds
 Series 2003A-2 A.M.T.
  11-15-32                           5.00         3,000,000              2,835,750
----------------------------------------------------------------------------------

MARYLAND (1.6%)
City of Brunswick
 Special Tax Bonds
 Brunswick Crossing Special Taxing
 Series 2006
  07-01-36                           5.50         7,000,000              5,813,010

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 20 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
MARYLAND (CONT.)
County of Baltimore
Revenue Bonds
Catholic Health Initiatives
Series 2006A
  09-01-26                           5.00%      $20,500,000            $20,677,735
County of Howard
 Unrefunded Unlimited General Obligation Bonds
 Consolidated Public Improvement
 Series 2002A
  08-15-12                           5.25         6,275,000              6,766,960
Maryland Health & Higher Educational Facilities Authority
 Revenue Bonds
 Washington County Hospital
 Series 2008
  01-01-33                           5.75         3,495,000              3,409,512
State of Maryland
 Unlimited General Obligation Bonds
 State & Local Facilities Loan
 Capital Improvement
 Series 2002A
  03-01-17                           5.50         5,000,000              5,741,550
                                                                   ---------------
Total                                                                   42,408,767
----------------------------------------------------------------------------------

MASSACHUSETTS (6.1%)
City of Boston
 Revenue Bonds
 Series 2004A
  11-01-22                           5.00         5,435,000              5,691,369
Commonwealth of Massachusetts
 Limited General Obligation Bonds
 Consolidation Loan
 Series 2001D (MBIA)
  11-01-13                           6.00        15,000,000             17,119,800
Commonwealth of Massachusetts
 Limited General Obligation Refunding Bonds
 Series 2004B
  08-01-22                           5.25           500,000                558,445
  08-01-28                           5.25         3,000,000              3,329,910
Commonwealth of Massachusetts
 Prerefunded Limited General Obligation Bonds
 Consolidated Loan
 Series 2002C Escrowed to Maturity (FSA)
  11-01-15                           5.50         1,025,000              1,169,115

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
MASSACHUSETTS (CONT.)
Commonwealth of Massachusetts
 Prerefunded Limited General Obligation Bonds
 Consolidated Loan
 Series 2002C
  11-01-30                           5.25%       $6,455,000             $7,000,835
  11-01-30                           5.25         3,945,000              4,278,589
Commonwealth of Massachusetts
 Refunding Revenue Bonds
 Series 2005 (FGIC)
  01-01-27                           5.50         4,500,000              4,925,115
  01-01-28                           5.50         7,500,000              8,221,800
Commonwealth of Massachusetts
 Unlimited General Obligation Refunding Bonds
 Series 2004A (FSA)
  08-01-20                           5.25           500,000                560,445
Commonwealth of Massachusetts
 Unrefunded Limited General Obligation Bonds
 Consolidated Loan
 Series 2002C (FSA)
  11-01-15                           5.50           475,000                540,683
Massachusetts Bay Transportation Authority
 Prerefunded Revenue Bonds
 Series 2005A
  07-01-25                           5.00           250,000                276,485
  07-01-26                           5.00         3,550,000              3,926,087
Massachusetts Bay Transportation Authority
 Refunding Revenue Bonds
 Series 1992B
  03-01-16                           6.20         1,500,000              1,718,805
Massachusetts Bay Transportation Authority
 Revenue Bonds
 Series 2005A
  07-01-30                           5.00         1,450,000              1,563,492
  07-01-31                           5.00         3,000,000              3,222,900
Massachusetts Development Finance Agency
 Prerefunded Revenue Bonds
 Briarwood
 Series 2001B
  12-01-30                           8.25         5,750,000              6,576,505

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  21

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
MASSACHUSETTS (CONT.)
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Simons Rock College of Bard
Series 2007
  08-01-36                           4.70%         $500,000               $459,475
Massachusetts Development Finance Agency
 Revenue Bonds
 Adventcare Project
 Series 2007A
  10-15-28                           6.65         5,000,000              4,578,600
Massachusetts Development Finance Agency
 Revenue Bonds
 Boston University
 Series 1999P
  05-15-59                           6.00         2,325,000              2,521,904
Massachusetts Development Finance Agency
 Revenue Bonds
 Devens Electric System
 Series 2001
  12-01-30                           6.00         1,000,000              1,038,260
Massachusetts Development Finance Agency
 Revenue Bonds
 Linden Ponds Incorporated Facility
 Series 2007A
  11-15-09                           5.00         1,000,000                990,580
  11-15-11                           5.13         1,100,000              1,078,242
Massachusetts Development Finance Agency
 Revenue Bonds
 May Institute
 Series 1999 (Radian Group Financial Guaranty)
  09-01-29                           5.75         1,000,000              1,016,770
Massachusetts Development Finance Agency
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2003 A.M.T.
  06-01-14                           5.45         1,750,000              1,754,428
Massachusetts Development Finance Agency
 Revenue Bonds
 Wheelock College
 Series 2007C
  10-01-37                           5.25           500,000                480,455

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
MASSACHUSETTS (CONT.)
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Boston College
 Series 2003N
  06-01-21                           5.25%       $1,000,000             $1,068,320
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Care Group
 Series 2008E-1
  07-01-38                           5.13         3,000,000(b)           2,912,550
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Catholic Health East
 Series 2007C
  11-15-32                           2.61           500,000(k)             390,000
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Covenant Health Systems
 Series 2007
  07-01-30                           5.00           500,000                478,395
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Covenant Health Systems
 Series 2007B
  07-01-31                           5.00         3,235,000              3,069,336
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Emmanuel College
 Series 2007 (MBIA)
  07-01-25                           5.00           550,000                558,404
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Fisher College
 Series 2007A
  04-01-37                           5.13           500,000                429,955
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2002FF
  07-15-37                           5.13         5,500,000              5,621,605

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 22 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
MASSACHUSETTS (CONT.)
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Lahey Clinic Medical Center
Series 2007D
  08-15-28                           5.25%       $4,000,000             $4,090,560
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Massachusetts Institute of Technology
 Series 2004M
  07-01-25                           5.25           500,000                564,845
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Milford Regional Medical
 Series 2007E
  07-15-22                           5.00         1,250,000              1,170,413
  07-15-27                           5.00         5,500,000              4,971,615
  07-15-32                           5.00         4,720,000              4,057,642
  07-15-37                           5.00           500,000                421,895
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Partners Healthcare Systems
 Series 2007G-5
  07-01-18                           5.00           250,000                265,455
  07-01-47                           5.00         1,000,000              1,005,980
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Quincy Medical Center
 Series 2008A
  01-15-38                           6.50         7,420,000              7,275,977
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Williams College
 Series 2003H
  07-01-33                           5.00         1,000,000              1,016,100
Massachusetts Housing Finance Agency
 Revenue Bonds
 Series 2007D A.M.T.
  06-01-40                           4.85           750,000                650,955
Massachusetts Housing Finance Agency
 Revenue Bonds
 Single Family
 Series 2006-122 A.M.T.
  12-01-31                           4.85         5,140,000              4,766,116

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
MASSACHUSETTS (CONT.)
Massachusetts Municipal Wholesale Electric Company
 Revenue Bonds
 Nuclear Project #5
 Series 2001A (MBIA)
  07-01-10                           5.00%       $1,000,000             $1,047,370
Massachusetts Port Authority
 Refunding Revenue Bonds
 Series 2007C (FSA) A.M.T.
  07-01-14                           5.00         1,415,000              1,475,194
Massachusetts Port Authority
 Revenue Bonds
 Bosfuel Project
 Series 2007 (FGIC) A.M.T.
  07-01-17                           5.00           750,000                750,240
Massachusetts School Building Authority
 Revenue Bonds
 Series 2007A (AMBAC)
  08-15-32                           4.75         5,000,000              4,999,650
Massachusetts State Water Pollution Abatement
 Prerefunded Revenue Bonds
 Pool Program
 Series 2004-10
  08-01-34                           5.00           855,000                939,149
Massachusetts State Water Pollution Abatement
 Refunding Revenue Bonds
 Pool Program
 Series 2004A
  08-01-16                           5.25         5,000,000              5,621,700
Massachusetts State Water Pollution Abatement
 Unrefunded Revenue Bonds
 Pool Program
 Series 2004-10
  08-01-34                           5.00           145,000                148,232
Massachusetts Water Resources Authority
 Refunding Revenue Bonds
 Series 2005A (MBIA)
  08-01-17                           5.25           500,000                559,650
  08-01-22                           5.00           500,000                529,760
Massachusetts Water Resources Authority
 Revenue Bonds
 Series 1992A Escrowed to Maturity
  07-15-19                           6.50         3,500,000              4,148,725

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  23

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
MASSACHUSETTS (CONT.)
Massachusetts Water Resources Authority
Revenue Bonds
Series 1992A Escrowed to Maturity (FGIC)
  07-15-19                           6.50%       $2,000,000             $2,375,260
Massachusetts Water Resources Authority
 Revenue Bonds
 Series 2004D (MBIA)
  08-01-27                           4.75        10,000,000             10,118,200
University of Massachusetts Building Authority
 Prerefunded Revenue Bonds
 Series 2003-1 (AMBAC)
  11-01-21                           5.25         1,000,000              1,105,790
University of Massachusetts Building Authority
 Revenue Bonds
 Series 1976 Escrowed to Maturity
  05-01-11                           7.50            35,000                 37,979
                                                                   ---------------
Total                                                                  163,242,111
----------------------------------------------------------------------------------

MICHIGAN (4.1%)
Anchor Bay School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2003 (Qualified School Bond Loan Fund)
  05-01-29                           5.00         1,000,000              1,020,880
Detroit
 Prerefunded Revenue Bonds
 2nd Lien
 Series 2005A (MBIA)
  07-01-30                           5.00           230,000                254,214
Detroit
 Prerefunded Revenue Bonds
 Series 2003B (MBIA)
  07-01-32                           5.25         6,500,000              7,146,295
Detroit
 Revenue Bonds
 Senior Lien
 Series 2003A (MBIA)
  07-01-34                           5.00         1,375,000              1,376,155
Detroit
 Unlimited General Obligation Bonds
 Series 2001A-1 (MBIA)
  04-01-15                           5.38         1,000,000              1,051,360

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
MICHIGAN (CONT.)
Detroit
 Unrefunded Revenue Bonds
 2nd Lien
 Series 2005A (MBIA)
  07-01-30                           5.00%         $270,000               $270,948
Garden City Hospital Finance Authority
 Refunding Revenue Bonds
 Series 2007A
  08-15-27                           4.88         5,000,000              3,937,500
Goodrich Area School District
 Prerefunded Unlimited General Obligation Bonds
 Series 2003B (Qualified School Bond Loan Fund)
  05-01-27                           5.00           505,000                551,647
Goodrich Area School District
 Unrefunded Unlimited General Obligation Bonds
 Series 2003B (Qualified School Bond Loan Fund)
  05-01-27                           5.00           495,000                508,207
Grand Rapids Building Authority
 Prerefunded Revenue Bonds
 Series 2002A (AMBAC)
  10-01-17                           5.50           505,000                556,167
Grand Rapids Building Authority
 Unrefunded Revenue Bonds
 Series 2002A (AMBAC)
  10-01-17                           5.50           765,000                823,369
Grand Traverse Academy
 Refunding Revenue Bonds
 Series 2007
  11-01-17                           5.00           390,000                291,708
  11-01-22                           5.00           750,000                561,975
  11-01-32                           4.75         1,170,000                876,377
Howell Public Schools
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2003 (Qualified School Bond Loan Fund)
  05-01-29                           5.00         3,855,000              3,935,492

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 24 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
MICHIGAN (CONT.)
Jackson
Limited General Obligation Bonds
Capital Appreciation
Downtown Development
Zero Coupon
Series 2001 (FSA)
  06-01-21                           5.58%       $1,450,000(l)            $782,551
Lansing Community College
 Limited General Obligation Bonds
 Series 2002 (FGIC)
  05-01-12                           5.00         1,000,000              1,071,000
Lawton Community Schools
 Unrefunded Unlimited General Obligation Bonds
 Series 2001 (Qualified School Bond Loan Fund)
  05-01-31                           5.00           200,000                202,244
Manchester Community Schools
 Prerefunded Unlimited General Obligation Bonds
 Building & Site
 Series 2001 (Qualified School Bond Loan Fund)
  05-01-26                           5.00         1,000,000              1,064,710
Marysville Public School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA) (Qualified School Bond Loan Fund)
  05-01-37                           4.70         2,375,000              2,347,498
Michigan Higher Education Facilities Authority
 Limited Obligation Refunding Revenue Bonds
 Kalamazoo College Project
 Series 2007
  12-01-33                           5.00           250,000                243,670
  12-01-36                           5.00         1,080,000              1,046,520
Michigan Higher Education Student Loan Authority
 Revenue Bonds
 Series 2006 XVII-Q (AMBAC) A.M.T.
  03-01-26                           4.95           200,000                191,684
  03-01-31                           5.00         7,850,000              7,362,672
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2001
  10-01-20                           5.00         1,000,000              1,047,120

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
MICHIGAN (CONT.)
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2002
  10-01-15                           5.50%       $5,000,000             $5,679,900
  10-01-20                           5.38         1,000,000              1,071,450
  10-01-21                           5.38         1,000,000              1,071,450
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2006
  10-01-27                           5.00           390,000                406,435
Michigan Municipal Bond Authority
 Revenue Bonds
 Local Government Loan Program
 Series 2003C
  05-01-13                           5.00         6,050,000              6,521,053
Michigan Municipal Bond Authority
 Revenue Bonds
 School District City of Detroit
 Series 2005 (FSA)
  06-01-19                           5.00         3,500,000              3,686,130
Michigan Public Power Agency
 Refunding Revenue Bonds
 Belle River Project
 Series 2002A (MBIA)
  01-01-14                           5.25           500,000                549,890
Michigan State Hospital Finance Authority
 Refunding Revenue Bonds
 Henry Ford Health System
 Series 2006A
  11-15-26                           5.00         5,500,000              5,480,200
Michigan State Hospital Finance Authority
 Revenue Bonds
 MidMichigan Obligation Group
 Series 2006A
  04-15-36                           5.00         7,000,000              6,637,050
Michigan State Hospital Finance Authority
 Revenue Bonds
 Oakwood Obligated Group
 Series 2003
  11-01-18                           5.50         1,000,000              1,032,050

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  25

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
MICHIGAN (CONT.)
Michigan State Housing Development Authority
Revenue Bonds
Series 2007A A.M.T.
  12-01-28                           5.50%       $4,195,000             $4,236,195
Michigan State University
 Revenue Bonds
 Series 2007B (AMBAC)
  02-15-37                           2.42           500,000(k)             415,000
Michigan Strategic Fund
 Refunding Revenue Bonds
 Detroit Edison
 Series 1990BB (MBIA)
  07-15-08                           7.00         1,000,000              1,005,807
Michigan Strategic Fund
 Revenue Bonds
 Republic Services
 Series 2001 A.M.T.
  08-01-31                           4.25         1,885,000              1,772,202
Oakland Schools Intermediate School District
 Limited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA)
  05-01-36                           5.00           500,000                512,270
Pinconning Area Schools
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA) (Qualified School Bond Loan Fund)
  05-01-37                           4.75           250,000                248,435
Plymouth-Canton Community School District
 Unlimited General Obligation Refunding Bonds
 Series 2003 (Qualified School Bond Loan Fund)
  05-01-15                           5.25           600,000                651,012
Roseville School District
 Unlimited General Obligation Refunding Bonds
 School Building & Site
 Series 2006 (FSA) (Qualified School Bond Loan Fund)
  05-01-23                           5.00         3,100,000              3,242,135

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
MICHIGAN (CONT.)
South Lyon Community Schools
 Prerefunded Unlimited General Obligation Bonds
 School Building & Site
 Series 2003 (FGIC)
  05-01-28                           5.00%       $1,000,000             $1,082,480
Southfield Public Schools
 Prerefunded Unlimited General Obligation Bonds
 School Building & Site
 Series 2003A (Qualified School Bond Loan Fund)
  05-01-22                           5.25         1,025,000              1,124,661
State of Michigan
 Certificate of Participation
 Series 2004A (MBIA)
  09-01-31                           4.25           250,000                257,025
Summit Academy North
 Prerefunded Certificate of Participation
 Series 2001
  07-01-30                           7.38         4,890,000              5,346,334
Summit Academy North
 Prerefunded Certificate of Participation
 Series 2001B
  07-01-30                           8.75         1,000,000              1,120,040
Summit Academy
 Prerefunded Certificate of Participation
 Full Term
 Series 1998
  09-01-18                           7.00         1,970,000              1,991,493
Troy City School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2006 (MBIA) (Qualified School Board Loan Fund)
  05-01-24                           5.00         5,000,000              5,215,600
Wayne Charter County
 Revenue Bonds
 Detroit Metropolitan Wayne County Airport
 Series 1998B (MBIA)
  12-01-11                           5.25         4,040,000              4,117,204
Wayne County Airport Authority
 Revenue Bonds
 Detroit Metropolitan
 Series 2005 (MBIA) A.M.T.
  12-01-19                           4.75         3,750,000              3,638,100

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 26 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
MICHIGAN (CONT.)
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (MBIA) (Qualified School Bond Loan Fund)
  05-01-25                           5.50%       $1,000,000             $1,117,930
Ypsilanti School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2007 (MBIA) (Qualified School Bond Loan Fund)
  05-01-32                           4.50           500,000                485,010
                                                                   ---------------
Total                                                                  108,236,504
----------------------------------------------------------------------------------

MINNESOTA (3.7%)
City of Maple Grove
 Revenue Bonds
 Maple Grove Hospital Corporation
 Series 2007
  05-01-37                           5.25         1,145,000              1,134,855
Duluth Independent School District #709
 Certificate of Participation
 Full Term
 Series 2008B (School District Credit Enhancement Program)
  02-01-26                           4.75         4,040,000(b)           4,080,117
Edina Independent School District #273
 Unlimited General Obligation Bonds
 Series 2004
  02-01-22                           4.25         2,700,000              2,708,937
  02-01-23                           4.50         3,000,000              3,037,650
  02-01-24                           4.50         2,000,000              2,019,180
Minneapolis Special School District #1
 Unlimited General Obligation Refunding Bonds
 Series 2005A (FSA) (School District Credit Enhancement Program)
  02-01-15                           5.00         5,965,000              6,464,330
Minneapolis-St. Paul Metropolitan Airports Commission
 Revenue Bonds
 Series 1999B (FGIC) A.M.T.
  01-01-11                           5.50         3,000,000              3,056,250
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006B A.M.T.
  07-01-37                           4.90         7,635,000              7,004,654

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
MINNESOTA (CONT.)
Minnesota Public Facilities Authority
 Revenue Bonds
 Series 2005C
  03-01-25                           5.00%       $5,000,000             $5,208,850
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2004A
  10-01-29                           5.13         2,000,000              2,026,300
Shakopee
 Revenue Bonds
 St. Francis Regional Medical Center
 Series 2004
  09-01-25                           5.10         5,000,000              4,881,900
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1994A (MBIA)
  01-01-22                           6.73        17,500,000(l)           9,339,225
  01-01-23                           6.80        26,500,000(l)          13,390,450
  01-01-25                           6.75        17,500,000(l)           7,937,300
  01-01-26                           6.75        17,500,000(l)           7,516,075
St. Paul Housing & Redevelopment Authority
 Refunding Revenue Bonds
 St. Paul Academy & Summit School
 Series 2007
  10-01-24                           5.00         1,000,000              1,019,370
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Healtheast Project
 Series 2005
  11-15-25                           6.00         1,250,000              1,268,700
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
  05-15-26                           5.25         2,000,000              1,925,680
  05-15-36                           5.25         2,250,000              2,042,280

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  27

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
MINNESOTA (CONT.)
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Lyngblomsten Care Center Housing Project
Series 1993
  11-01-17                           7.13%       $1,855,000             $1,799,944
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Rental - Lyngblomsten Housing Project
 Series 1993
  11-01-24                           7.00         2,270,000              2,203,148
St. Paul Port Authority
 Revenue Bonds
 Office Building at Cedar Street
 Series 2003
  12-01-23                           5.00         2,540,000              2,660,523
  12-01-27                           5.13         5,465,000              5,606,270
Todd Morrison Cass & Wadena Counties
 United Hospital District
 Unlimited General Obligation Bonds
 Health Care Facilities-Lakewood
 Series 2004
  12-01-34                           5.00         1,025,000                951,241
                                                                   ---------------
Total                                                                   99,283,229
----------------------------------------------------------------------------------

MISSISSIPPI (1.2%)
Harrison County Wastewater Management District
 Refunding Revenue Bonds
 Wastewater Treatment Facility
 Series 1986 Escrowed to Maturity
  02-01-15                           5.00         4,250,000              4,611,335
Mississippi Hospital Equipment & Facilities Authority
 Revenue Bonds
 Mississippi Baptist Health Systems Incorporated
 Series 2007A
  08-15-26                           5.00         8,000,000              7,970,960
State of Mississippi
 Unlimited General Obligation Refunding Bonds
 Series 2001
  09-01-12                           5.50        10,000,000             10,957,200

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
MISSISSIPPI (CONT.)
State of Mississippi
 Unlimited General Obligation Refunding Bonds
 Series 2002D
  07-01-16                           5.50%       $7,570,000             $8,548,347
                                                                   ---------------
Total                                                                   32,087,842
----------------------------------------------------------------------------------

MISSOURI (0.1%)
Missouri Joint Municipal Electric Utility Commission
 Revenue Bonds
 Plum Point Project
 Series 2006 (MBIA)
  01-01-20                           5.00         1,500,000              1,551,585
----------------------------------------------------------------------------------

MONTANA (0.2%)
Montana Board of Housing
 Revenue Bonds
 Single Family Mortgage
 Series 2006C-2 A.M.T.
  12-01-37                           5.75         4,105,000              4,192,519
----------------------------------------------------------------------------------

NEBRASKA (0.1%)
Omaha Public Power District
 Revenue Bonds
 Series 1986A Escrowed to Maturity
  02-01-15                           6.00         1,370,000              1,535,359
----------------------------------------------------------------------------------

NEVADA (1.3%)
City of Henderson
 Prerefunded Revenue Bonds
 Catholic West
 Series 1998A
  07-01-26                           5.38         3,870,000              3,919,807
City of Henderson
 Special Assessment Bonds
 Series 2006T-18
  09-01-35                           5.30        10,700,000              6,955,000
Clark County Improvement District
 Prerefunded Special Assessment Bonds
 #121 Southern Highlands Area
 Series 1999
  12-01-19                           7.50         4,775,000              5,220,746

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 28 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
NEVADA (CONT.)
County of Clark
Revenue Bonds
Southwest Gas Corporation Project
Series 2005A (AMBAC) A.M.T.
  10-01-35                           4.85%       $5,000,000             $4,634,600
Truckee Meadows Water Authority
 Refunding Revenue Bonds
 Series 2006 (FSA)
  07-01-32                           4.75        14,200,000             14,179,268
                                                                   ---------------
Total                                                                   34,909,421
----------------------------------------------------------------------------------

NEW HAMPSHIRE (0.2%)
New Hampshire Business Finance Authority
 Revenue Bonds
 Public Service Company of New Hampshire Project
 Series 2006B (MBIA) A.M.T.
  05-01-21                           4.75         4,500,000              4,331,520
----------------------------------------------------------------------------------

NEW JERSEY (2.4%)
New Jersey Economic Development Authority
 Prerefunded Revenue Bonds
 School Facilities & Construction
 Series 2003F
  06-15-26                           5.00         5,000,000              5,441,150
New Jersey Economic Development Authority
 Revenue Bonds
 United Water Incorporated
 Series 1996C (AMBAC) A.M.T.
  11-01-25                           4.88         7,000,000              6,656,440
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 AHS Hospital Corporation
 Series 2008A
  07-01-27                           5.00         5,700,000              5,685,864
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 AtlantiCare Regional Medical Center
 Series 2007
  07-01-22                           5.00         3,150,000              3,186,572
New Jersey State Turnpike Authority
 Unrefunded Revenue Bonds
 Series 2000A (MBIA)
  01-01-11                           6.00         7,785,000              8,363,737

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
NEW JERSEY (CONT.)
New Jersey Transportation Trust Fund Authority
 Prerefunded Revenue Bonds
 Transportation System
 Series 2003C
  06-15-24                           5.50%       $6,000,000             $6,668,460
New Jersey Transportation Trust Fund Authority
 Revenue Bonds
 Transportation System
 Series 2001C (FSA)
  12-15-12                           5.75        10,000,000             11,115,400
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2002
  06-01-37                           6.00        12,770,000             14,157,588
University of Medicine & Dentistry of New Jersey
 Revenue Bonds
 Series 2002A (AMBAC)
  12-01-12                           5.25         1,705,000              1,824,265
                                                                   ---------------
Total                                                                   63,099,476
----------------------------------------------------------------------------------

NEW MEXICO (0.3%)
New Mexico Mortgage Finance Authority
 Revenue Bonds
 Single Family Mortgage Class I
 Series 2007A (GNMA/FNMA/FHLMC) A.M.T.
  01-01-38                           4.88         8,085,000              7,383,303
----------------------------------------------------------------------------------

NEW YORK (10.5%)
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2002E
  08-01-16                           5.75           410,000                455,850
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2003I
  03-01-27                           5.38         1,450,000              1,601,003
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2003J
  06-01-28                           5.25         6,235,000              6,872,466
City of New York
 Unlimited General Obligation Bonds
 Series 2001G (FSA)
  08-01-11                           5.25         5,000,000              5,364,150

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  29

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
NEW YORK (CONT.)
City of New York
Unlimited General Obligation Bonds
Series 2002E (MBIA)
  08-01-15                           5.63%       $2,000,000             $2,179,820
City of New York
 Unlimited General Obligation Bonds
 Series 2003D
  10-15-20                           5.25         6,520,000              6,827,483
City of New York
 Unlimited General Obligation Bonds
 Series 2004E (FSA)
  11-01-22                           5.00         1,750,000              1,834,438
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003I
  03-01-27                           5.38         1,090,000              1,127,496
Metropolitan Transportation Authority
 Refunding Revenue Bonds
 Series 2002A
  11-15-32                           5.75         5,855,000              6,227,729
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2002A (FSA)
  11-15-26                           5.50         4,250,000              4,507,890
New York City Health & Hospital Corporation
 Revenue Bonds
 Health Systems
 Series 2002A (FSA)
  02-15-15                           5.50         5,255,000              5,662,000
New York City Housing Development Corporation
 Revenue Bonds
 Capital Funding Program
 Housing Authority Program
 Series 2005A (FGIC)
  07-01-25                           5.00         3,300,000              3,350,985
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
  01-01-24                           5.00         3,000,000              3,069,240

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
NEW YORK (CONT.)
New York City Industrial Development Agency
 Revenue Bonds
 Terminal One Group Association Project
 Series 2005 A.M.T.
  01-01-21                           5.50%       $6,940,000             $7,112,528
  01-01-24                           5.50         5,500,000              5,598,615
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2004A
  06-15-39                           5.00         9,000,000              9,152,190
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2008DD
  06-15-38                           4.50         3,500,000(b)           3,371,515
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2001B
  02-01-11                           5.50         5,000,000              5,358,450
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2003D
  02-01-31                           5.00         4,000,000              4,078,080
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2004C
  02-01-33                           5.00         4,255,000              4,347,334
New York Liberty Development Corporation
 Revenue Bonds
 Goldman Sachs Headquarters
 Series 2005
  10-01-35                           5.25        12,000,000             12,498,479
New York Mortgage Agency
 Revenue Bonds
 Series 2007-140 A.M.T.
  10-01-21                           4.60         3,625,000              3,443,532
New York Mortgage Agency
 Revenue Bonds
 Series 2007-143 A.M.T.
  10-01-27                           4.85         1,605,000              1,523,755

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 30 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
NEW YORK (CONT.)
New York State Dormitory Authority
Revenue Bonds
Columbia University
Series 2007C
  07-01-29                           5.00%       $3,500,000             $3,650,430
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 2nd General Resolution
 Series 1993A
  07-01-18                           5.75         5,500,000              6,233,645
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 Series 1990D Escrowed to Maturity
  07-01-09                           7.00         1,470,000              1,509,176
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2005F
  03-15-23                           5.00         4,935,000              5,165,859
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006C
  12-15-31                           5.00         3,250,000              3,357,120
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006D
  03-15-31                           5.00        11,500,000             11,869,380
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2007A
  03-15-37                           5.00         3,750,000              3,857,213

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
NEW YORK (CONT.)
New York State Dormitory Authority
 Revenue Bonds
 Mental Health Services Facilities Improvement
 Series 2005E (FGIC)
  02-15-22                           5.00%       $4,365,000             $4,546,322
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospital Center
 Series 2006A
  07-01-20                           5.00         3,500,000              3,370,710
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospital Center
 Series 2007B
  07-01-24                           5.25           500,000                484,410
New York State Dormitory Authority
 Revenue Bonds
 Orange Regional Medical Center
 Series 2008
  12-01-29                           6.13         2,250,000              2,254,478
New York State Dormitory Authority
 Revenue Bonds
 State University Educational Facilities
 Series 1993A
  05-15-13                           5.50        24,530,000             26,537,780
New York State Energy Research & Development Authority
 Revenue Bonds
 New York State Electric & Gas
 Series 1985 (MBIA)
  03-15-15                           4.10         8,600,000              8,660,544
New York State Environmental Facilities Corporation
 Revenue Bonds
 New York City Municipal Water Financing Project
 2nd Resolution
 Series 2004
  06-15-26                           5.00         4,000,000              4,134,600
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002B
  06-15-31                           5.00         9,000,000              9,154,440

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  31

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
NEW YORK (CONT.)
New York State Environmental Facilities Corporation
Revenue Bonds
Revolving Funds
New York City Municipal Water Project
Series 2002K
  06-15-28                           5.00%       $9,000,000             $9,194,399
New York State Housing Finance Agency
 Refunding Revenue Bonds
 State University Construction
 Series 1986A Escrowed to Maturity
  05-01-13                           6.50         3,500,000              3,940,440
New York State Thruway Authority
 Revenue Bonds
 Series 2001A (FGIC)
  04-01-11                           5.50         7,500,000              8,050,200
New York State Thruway Authority
 Revenue Bonds
 Series 2005G (FSA)
  01-01-24                           5.00         4,000,000              4,186,760
New York State Urban Development Corporation
 Refunding Revenue Bonds
 Service Contract
 Series 2005 (FSA)
  01-01-17                           5.00         9,000,000              9,722,970
New York State Urban Development Corporation
 Refunding Revenue Bonds
 Service Contract
 Series 2007A
  01-01-13                           5.00         3,500,000              3,779,055
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 138th
 Series 2004 (FGIC) A.M.T.
  12-01-12                           5.00         6,000,000              6,291,119
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 146th
 Series 2006 (FSA) A.M.T.
  12-01-23                           4.50         7,500,000              7,153,275

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
NEW YORK (CONT.)
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
  12-01-16                           5.25%       $1,750,000(d)          $1,760,728
  12-01-23                           5.00         3,000,000(d)           2,658,360
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
  06-01-16                           5.50         2,500,000              2,580,250
  06-01-19                           5.50         5,000,000              5,290,549
Triborough Bridge & Tunnel Authority
 Revenue Bonds
 Series 2008
  11-15-15                           5.00         4,800,000              5,278,224
Ulster County Industrial Development Agency
 Revenue Bonds
 Series 2007A
  09-15-37                           6.00         2,000,000              1,823,500
  09-15-42                           6.00         7,000,000              6,335,489
Westchester Tobacco Asset Securitization
 Revenue Bonds
 Series 2005
  06-01-26                           5.00         2,750,000              2,528,378
                                                                   ---------------
Total                                                                  280,924,831
----------------------------------------------------------------------------------

NORTH CAROLINA (3.2%)
Mecklenburg County
 Unlimited General Obligation Public Improvement Bonds
 Series 2001D
  02-01-14                           4.10         3,600,000              3,751,524
North Carolina Capital Facilities Finance Agency
 Revenue Bonds
 Meredith College
 Series 2008
  06-01-31                           6.00         1,200,000              1,228,080
North Carolina Eastern Municipal Power Agency
 Prerefunded Revenue Bonds
 Series 1986A Escrowed to Maturity
  01-01-17                           5.00         6,220,000              6,746,710
North Carolina Eastern Municipal Power Agency
 Prerefunded Revenue Bonds
 Series 1988A
  01-01-26                           6.00         1,940,000              2,323,228

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 32 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
NORTH CAROLINA (CONT.)
North Carolina Eastern Municipal Power Agency
Prerefunded Revenue Bonds
Series 1989A
  01-01-10                           7.50%      $15,125,000            $16,209,008
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 1993B
  01-01-09                           6.13        10,000,000             10,175,200
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003A
  01-01-11                           5.50        15,000,000             15,648,301
North Carolina Eastern Municipal Power Agency
 Unrefunded Revenue Bonds
 Series 1989A
  01-01-10                           7.50        14,035,000             14,910,503
North Carolina Housing Finance Agency
 Revenue Bonds
 Series 2006A-26 A.M.T.
  01-01-38                           5.50         3,750,000              3,801,750
North Carolina Municipal Power Agency #1 Catawba
 Revenue Bonds
 Series 2003A
  01-01-11                           5.50         1,000,000              1,054,840
  01-01-12                           5.50         6,500,000              6,934,330
Raleigh Durham Airport Authority
 Revenue Bonds
 Series 2001A (FGIC)
  11-01-11                           5.00         1,900,000              1,999,997
                                                                   ---------------
Total                                                                   84,783,471
----------------------------------------------------------------------------------

NORTH DAKOTA (0.2%)
Ward County
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
  07-01-25                           5.13         3,250,000              3,115,937
  07-01-29                           5.13         2,650,000              2,485,886
                                                                   ---------------
Total                                                                    5,601,823
----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)

OHIO (4.5%)
Brookville Local School District
 Prerefunded Unlimited General Obligation Bonds
 Series 2003 (FSA)
  12-01-18                           5.25%       $1,000,000             $1,106,030
Cincinnati City School District
 Limited General Obligation Bonds
 School Improvement
 Series 2002 (FSA)
  06-01-21                           5.25         1,000,000              1,065,460
Cincinnati City School District
 Unlimited General Obligation Refunding Bonds
 Classroom Construction & Improvement
 Series 2006 (FGIC)
  12-01-25                           5.25           500,000                545,725
City of Cleveland
 Limited General Obligation Refunding Bonds
 Series 2005 (AMBAC)
  10-01-23                           5.50           500,000                565,630
City of Cleveland
 Refunding Revenue Bonds
 Series 2001J (FSA)
  01-01-12                           5.38         1,000,000              1,081,210
City of Columbus
 Revenue Bonds
 Series 2008A
  06-01-31                           4.75        17,275,000             17,419,592
City of Columbus
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2006A
  12-15-20                           5.00           500,000                538,870
Cleveland State University
 Revenue Bonds
 Series 2003A (FGIC)
  06-01-15                           5.00         1,000,000              1,050,440
Cleveland State University
 Revenue Bonds
 Series 2004 (FGIC)
  06-01-24                           5.25           500,000                519,000

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  33

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
OHIO (CONT.)
Columbus City School District
Prerefunded Unlimited General Obligation Bonds
School Facilities Construction & Improvement
Series 2004 (FSA)
  12-01-29                           5.25%         $500,000               $557,790
County of Cuyahoga
 Limited General Obligation Bonds
 Series 1993
  05-15-13                           5.60           340,000                364,409
County of Cuyahoga
 Refunding Revenue Bonds
 Series 2003A
  01-01-17                           6.00         1,000,000              1,103,030
  01-01-21                           6.00         6,000,000              6,573,059
County of Erie
 Revenue Bonds
 Firelands Regional Medical Center
 Series 2002A
  08-15-32                           5.63         1,245,000              1,255,769
County of Franklin
 Refunding Revenue Bonds
 OhioHealth Corporation
 Series 2003C
  05-15-22                           5.25         5,170,000              5,303,541
  05-15-24                           5.25         3,625,000              3,697,754
County of Franklin
 Refunding Revenue Bonds
 Trinity Health Credit
 Series 2005A
  06-01-20                           5.00         4,250,000              4,375,418
County of Montgomery
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
  05-01-30                           5.00         4,750,000              4,731,000
  05-01-32                           5.00         3,750,000              3,713,700
Dayton City School District
 Unlimited General Obligation Bonds
 School Facilities Construction & Improvement
 Series 2003A (FGIC)
  12-01-27                           5.00         4,015,000              4,032,626
  12-01-31                           5.00         1,000,000                998,630

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
OHIO (CONT.)
Franklin County Convention Facilities Authority
 Refunding Revenue Bonds
 Tax & Lease Anticipation Bond
 Series 2007
  12-01-25                           5.00%         $500,000               $519,155
Kenston Local School District
 Unlimited General Obligation Bonds
 School Improvement
 Series 2003 (MBIA)
  12-01-16                           5.00         1,000,000              1,063,100
Miami County
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
  05-15-26                           5.25         1,915,000              1,865,019
Miami University
 Refunding Revenue Bonds
 Series 2005 (AMBAC)
  09-01-23                           4.75           500,000                507,010
Northeast Regional Sewer District
 Improvement Revenue Bonds
 Series 2007 (MBIA)
  11-15-25                           4.75           750,000                768,690
Ohio Housing Finance Agency
 Revenue Bonds
 Residential Mortgage-backed Securities
 Series 2006A (GNMA) A.M.T.
  09-01-26                           4.75         4,500,000              4,217,400
  09-01-36                           4.90         4,500,000              4,132,800
Ohio Municipal Electric Generation Agency
 Refunding Revenue Bonds
 Joint Venture 5
 Series 2004 (AMBAC)
  02-15-24                           4.75         7,980,000              7,979,441
Ohio State Building Authority
 Refunding Revenue Bonds
 State Facilities Adult Correctional
 Series 2001A (FSA)
  10-01-14                           5.50         1,000,000              1,074,870

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 34 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
OHIO (CONT.)
Ohio State Building Authority
Revenue Bonds
State Facilities Adult Correctional
Series 2005A (FSA)
  04-01-22                           5.00%       $5,000,000             $5,229,250
Ohio State Higher Educational Facility Commission
 Unrefunded Revenue Bonds
 Oberlin
 Series 1999
  10-01-29                           5.00            85,000                 85,740
Ohio State University
 Revenue Bonds
 Series 2002A
  12-01-12                           5.25           750,000                817,778
Ohio State Water Development Authority
 Refunding Revenue Bonds
 Series 2003
  06-01-15                           5.25           500,000                559,030
Port of Greater Cincinnati Development Authority
 Revenue Bonds
 Sisters of Mercy
 Series 2006
  10-01-25                           5.00         1,000,000                980,620
State of Ohio
 Revenue Bonds
 Case Western Reserve University Project
 Series 2006 (MBIA)
  12-01-21                           5.25           250,000                277,143
State of Ohio
 Revenue Bonds
 Mount Union College Project
 Series 2006
  10-01-31                           5.00           750,000                741,803
State of Ohio
 Unlimited General Obligation Bonds
 Common Schools Capital Facilities
 Series 2001A
  06-15-13                           5.00         1,500,000              1,560,720
State of Ohio
 Unlimited General Obligation Bonds
 Common Schools Capital Facilities
 Series 2001B
  09-15-20                           5.00         1,000,000              1,045,890

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
OHIO (CONT.)
State of Ohio
 Unlimited General Obligation Bonds
 Conservation Projects
 Series 2005A
  03-01-20                           5.00%         $500,000               $526,505
State of Ohio
 Unlimited General Obligation Bonds
 Higher Education
 Series 2002A
  08-01-18                           5.38         5,000,000              5,302,250
State of Ohio
 Unlimited General Obligation Bonds
 Higher Education
 Series 2004B
  02-01-12                           5.00           250,000                267,483
State of Ohio
 Unlimited General Obligation Bonds
 Higher Education
 Series 2005B
  05-01-23                           5.00         6,875,000              7,155,980
State of Ohio
 Unlimited General Obligation Bonds
 Infrastructure Improvement
 Series 2005A
  09-01-21                           5.00         5,000,000              5,262,500
State of Ohio
 Unlimited General Obligation Bonds
 Series 2006D
  09-15-16                           5.00           750,000                829,358
Summit County
 Limited General Obligation Bonds
 Series 2003
  12-01-18                           5.25         1,490,000              1,597,905
Township of Anderson
 Limited General Obligation Bonds
 Series 2007
  12-01-18                           5.00           500,000                548,300
Tuscarawas County
 Revenue Bonds
 Twin City Hospital Project
 Series 2007
  11-01-37                           6.35           500,000                471,745

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  35

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
OHIO (CONT.)
University of Akron
Revenue Bonds
Series 2003A (AMBAC)
  01-01-22                           5.00%       $1,000,000             $1,024,640
University of Cincinnati
 Revenue Bonds
 Series 2001A (FGIC)
  06-01-14                           5.50         1,000,000              1,065,519
University of Cincinnati
 Revenue Bonds
 Series 2008C (FSA)
  06-01-25                           5.00         1,000,000              1,048,960
Warren County
 Limited General Obligation Bonds
 Series 1992
  12-01-12                           6.10           380,000                409,070
                                                                   ---------------
Total                                                                  119,534,357
----------------------------------------------------------------------------------

OKLAHOMA (--%)
Oklahoma Municipal Power Authority
 Revenue Bonds
 Series 2001A (FSA)
  01-01-13                           5.00         1,020,000              1,067,267
----------------------------------------------------------------------------------

OREGON (0.2%)
Clackamas Community College District
 Prerefunded Unlimited General Obligation Bonds
 Series 2001 (FGIC)
  06-15-12                           5.25           920,000                988,475
Clackamas Community College District
 Unrefunded Unlimited General Obligation Bonds
 Series 2001 (FGIC)
  06-15-12                           5.25            80,000                 84,850
Port of Portland
 Refunding Revenue Bonds
 Portland International Airport
 Series 2001D (FGIC) A.M.T.
  07-01-11                           5.25         3,335,000              3,450,858
                                                                   ---------------
Total                                                                    4,524,183
----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)

PENNSYLVANIA (1.4%)
City of Pittsburgh
 Unlimited General Obligation Refunding Bonds
 Series 2006B (FSA)
  09-01-15                           5.25%      $10,000,000            $11,109,100
Commonwealth of Pennsylvania
 Unlimited General Obligation Refunding Bonds
 Series 2002
  02-01-12                           5.50         5,970,000              6,490,524
Delaware River Port Authority
 Refunding Revenue Bonds
 Port District Project
 Series 2001A (FSA)
  01-01-12                           5.25         3,130,000              3,367,661
Montgomery County Industrial Development Authority
 Revenue Bonds
 Acts Retirement - Life Communities
 Series 1998
  11-15-28                           5.25         7,500,000              7,316,175
Pennsylvania State University
 Refunding Revenue Bonds
 Series 2002
  08-15-16                           5.25         1,000,000              1,117,810
Philadelphia Authority for Industrial Development
 Prerefunded Revenue Bonds
 Series 2001B (FSA)
  10-01-13                           5.50         7,925,000              8,676,528
                                                                   ---------------
Total                                                                   38,077,798
----------------------------------------------------------------------------------

PUERTO RICO (5.2%)(c)
Commonwealth of Puerto Rico
 Prerefunded Unlimited General Obligation Public
 Improvement Bonds
 Series 2004A
  07-01-34                           5.00         5,035,000              5,550,030
Commonwealth of Puerto Rico
 Prerefunded Unlimited General Obligation Public
 Improvement Bonds
 Series 2006A
  07-01-27                           5.25         1,290,000              1,460,370
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2001 (FSA)
  07-01-16                           5.50         2,640,000              2,924,645

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 36 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
PUERTO RICO (CONT.)
Commonwealth of Puerto Rico
Unlimited General Obligation Public Improvement Bonds
Series 2003A
  07-01-21                           5.25%       $3,625,000             $3,636,854
  07-01-24                           5.25         1,000,000              1,001,280
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2004A
  07-01-24                           5.00         8,500,000              8,297,784
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2006A
  07-01-23                           5.25         3,750,000              3,762,075
  07-01-24                           5.25         7,250,000              7,263,848
  07-01-25                           5.25         5,400,000              5,403,240
  07-01-26                           5.25         8,200,000              8,190,077
Commonwealth of Puerto Rico
 Unlimited General Obligation Refunding Bonds
 Series 2004A
  07-01-30                           5.00         6,000,000              6,015,120
Commonwealth of Puerto Rico
 Unrefunded Unlimited General Obligation Public Improvement Bonds
 Series 2004A
  07-01-34                           5.00         2,965,000              2,913,972
Commonwealth of Puerto Rico
 Unrefunded Unlimited General Obligation Public Improvement Bonds
 Series 2006A
  07-01-27                           5.25         1,710,000              1,705,828
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2007TT
  07-01-32                           5.00         5,500,000              5,394,070
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 1996Y
  07-01-36                           5.50         5,000,000              5,748,150
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2003G
  07-01-42                           5.00         3,445,000              3,762,595

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
PUERTO RICO (CONT.)
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2004J
  07-01-39                           5.13%       $2,000,000             $2,218,320
  07-01-43                           5.13           500,000                554,580
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (AMBAC)
  07-01-30                           5.25         9,000,000              9,446,670
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (MBIA)
  07-01-32                           5.25        20,225,000             21,277,508
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
  07-01-13                           6.25         1,550,000              1,714,254
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2005K
  07-01-19                           5.00         2,500,000              2,490,425
  07-01-20                           5.00        11,130,000             11,054,761
Puerto Rico Highway & Transportation Authority
 Unrefunded Revenue Bonds
 Series 2003G
  07-01-42                           5.00         1,805,000              1,725,400
Puerto Rico Infrastructure Financing Authority
 Refunding Special Tax Bonds
 Series 2005C (AMBAC)
  07-01-23                           5.50         3,900,000              4,143,009
Puerto Rico Public Buildings Authority
 Prerefunded Revenue Bonds
 Government Facilities
 Series 2004I
  07-01-33                           5.25           130,000                142,295
Puerto Rico Public Buildings Authority
 Refunding Revenue Bonds
 Government Facilities
 Series 2002C (XLCA) Escrowed to Maturity
  07-01-13                           5.50         1,000,000              1,043,580

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  37

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
PUERTO RICO (CONT.)
Puerto Rico Public Buildings Authority
Unrefunded Revenue Bonds
Government Facilities
Series 2004I
  07-01-33                           5.25%       $8,370,000             $8,300,446
Puerto Rico Public Finance Corporation
 Revenue Bonds
 Commonwealth Appropriated
 Series 2004A
  08-01-27                           5.75         1,500,000              1,518,480
                                                                   ---------------
Total                                                                  138,659,666
----------------------------------------------------------------------------------

RHODE ISLAND (0.3%)
Rhode Island Housing & Mortgage Finance Corporation
 Revenue Bonds
 Homeownership Opportunity
 Series 2006-51A
  04-01-33                           4.85         1,990,000              1,922,957
Rhode Island Student Loan Authority
 Revenue Bonds
 Series 2007-2 (AMBAC) A.M.T.
  12-01-37                           4.85         6,000,000              5,451,000
                                                                   ---------------
Total                                                                    7,373,957
----------------------------------------------------------------------------------

SOUTH CAROLINA (1.3%)
Charleston Educational Excellence Finance Corporation
 Revenue Bonds
 Charleston County School District
 Series 2005
  12-01-30                           5.25         5,500,000              5,595,480
Cherokee County
 Revenue Bonds
 Spring City Knitting Company Project
 Series 1979
  09-01-09                           7.40         2,080,000              2,155,483
City of Myrtle Beach
 Tax Allocation Bonds
 Myrtle Beach Air Force Base
 Series 2006A
  10-01-26                           5.25         2,000,000              1,718,900
Lexington County
 Prerefunded Revenue Bonds
 Series 2004
  05-01-32                           5.50         4,685,000              5,178,471

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
SOUTH CAROLINA (CONT.)
South Carolina Educational Facilities Authority
 Revenue Bonds
 Wofford College Project
 Series 2008
  04-01-38                           4.75%       $4,000,000(b)          $3,839,600
South Carolina Jobs-Economic Development Authority
 Revenue Bonds
 Woodlands at Furman Project
 Series 2007A
  11-15-37                           6.00         4,200,000              3,794,280
State of South Carolina
 Unlimited General Obligation Bonds
 State Highway
 Series 2001B
  04-01-12                           4.50         6,000,000              6,312,120
Tobacco Settlement Revenue Management Authority
 Revenue Bonds
 Series 2001B
  05-15-22                           6.00         4,726,752              4,712,005
                                                                   ---------------
Total                                                                   33,306,339
----------------------------------------------------------------------------------

SOUTH DAKOTA (0.3%)
State of South Dakota
 Revenue Bonds
 Series 1993A (FSA)
  09-01-17                           6.70         7,260,000              8,597,655
----------------------------------------------------------------------------------

TENNESSEE (1.1%)
Clarksville Natural Gas Acquisition Corporation
 Revenue Bonds
 Series 2006 (XLCA)
  12-15-17                           5.00         3,500,000              3,376,870
Tennessee Energy Acquisition Corporation
 Revenue Bonds
 Series 2006A
  09-01-18                           5.25        14,750,000             14,756,785
  09-01-24                           5.25         3,000,000              2,957,850
  09-01-26                           5.25         7,625,000              7,466,629
                                                                   ---------------
Total                                                                   28,558,134
----------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 38 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)

TEXAS (4.3%)
City of Austin
 Refunding Revenue Bonds
 Series 2002 (FSA)
  11-15-14                           5.50%       $3,485,000             $3,918,569
City of Corpus Christi
 Limited General Obligation
 Improvement Refunding Bonds
 Series 2001 (FSA)
  03-01-12                           5.00         3,400,000              3,634,872
City of Houston
 Prerefunded Revenue Bonds
 Junior Lien
 Series 2002B (AMBAC)
  12-01-15                           5.75         5,000,000              5,555,750
College Station Independent School District
 Unlimited General Obligation Bonds
 School Building
 Series 2007 (Permanent School Fund Guarantee)
  08-15-26                           5.00         4,585,000              4,770,005
Corpus Christi Business & Job Development Corporation
 Improvement Refunding Revenue Bonds
 Arena Project
 Series 2002 (AMBAC)
  09-01-25                           5.00         3,550,000              3,605,416
Fort Bend Independent School District
 Unlimited General Obligation Refunding Bonds
 Series 2004A (Permanent School Fund Guarantee)
  08-15-26                           5.25         4,000,000              4,196,680
Fort Bend Independent School District
 Unlimited General Obligation Refunding Bonds
 School Building
 Series 2008 (Permanent School Fund Guarantee)
  08-15-34                           4.75         5,600,000              5,574,688
Fort Worth Independent School District
 Unlimited General Obligation Bonds
 Series 2008 (Permanent School Fund Guarantee)
  02-15-27                           5.00         4,865,000              5,069,865
Harris County Flood Control District
 Prerefunded Limited General Obligation Bonds
 Series 2004A
  10-01-23                           5.25         5,000,000              5,568,250

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
TEXAS (CONT.)
North Central Texas Health Facility
 Development Corporation
 Revenue Bonds
 Hospital Baylor Health Care System Project
 Series 2001A
  05-15-29                           5.13%       $2,000,000             $2,004,020
North Texas Tollway Authority
 Refunding Revenue Bonds
 1st Tier
 Series 2008A
  01-01-33                           5.63         6,000,000              6,144,780
Northside Independent School District
 Unlimited General Obligation Refunding Bonds
 Series 2001 (Permanent School Fund Guarantee)
  02-15-12                           5.50         3,720,000              3,955,625
SA Energy Acquisition Public Facility Corporation
 Revenue Bonds
 Gas Supply
 Series 2007
  08-01-15                           5.25         4,000,000              4,054,760
  08-01-17                           5.25         5,000,000              5,025,300
Southwest Higher Education Authority
 Prerefunded Revenue Bonds
 Southern Methodist University Project
 Series 2002 (AMBAC)
  10-01-15                           5.50         3,420,000              3,766,514
State of Texas
 Unlimited General Obligation Bonds
 Transportation Community-Mobility Fund
 Series 2007
  04-01-34                           4.75         6,545,000              6,558,679
Tarrant County Cultural Education Facilities Finance
 Corporation
 Refunding Revenue Bonds
 Texas Health Resources
 Series 2007A
  02-15-26                           5.00         8,000,000              8,010,560

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  39

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
TEXAS (CONT.)
Tomball Independent School District
Unlimited General Obligation Refunding Bonds
School Building
Series 2008 (Permanent School Fund Guarantee)
  02-15-33                           4.75%      $28,500,000            $28,415,924
West Central Regional Housing Finance Corporation
 Revenue Bonds
 Mortgage-backed Securities Program
 Series 2007A (GNMA/FNMA/FHLMC) A.M.T.
  12-01-39                           5.35         2,921,351              2,801,605
Wylie Independent School District
 Unlimited General Obligation Refunding Bonds
 Zero Coupon
 Series 2001 (Permanent School Fund Guarantee)
  08-15-12                           4.80         3,385,000(l)           2,928,770
                                                                   ---------------
Total                                                                  115,560,632
----------------------------------------------------------------------------------

UTAH (0.2%)
Community of Eagle Mountain
 Special Assessment Bonds
 Special Improvement District #2000-1
 Series 2006
  02-01-21                           8.25         3,009,000              3,151,356
Utah Housing Corporation
 Revenue Bonds
 Series 2003A-1 A.M.T.
  07-01-24                           5.13         1,835,000              1,863,626
                                                                   ---------------
Total                                                                    5,014,982
----------------------------------------------------------------------------------

VIRGINIA (1.3%)
City of Hampton
 Revenue Bonds
 Series 2002 (AMBAC)
  01-15-28                           5.13        10,750,000             10,892,760
Fredericksburg Economic Development Authority
 Refunding Revenue Bonds
 Medicorp Health System Obligation
 Series 2007
  06-15-16                           5.00         4,040,000              4,244,505
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2005
  06-01-26                           5.50         5,200,000              5,761,548

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
VIRGINIA (CONT.)
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2005
  06-01-37                           5.63%       $5,500,000             $6,159,780
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007B-1
  06-01-47                           5.00        10,540,000              8,047,079
                                                                   ---------------
Total                                                                   35,105,672
----------------------------------------------------------------------------------

WASHINGTON (2.6%)
City of Tacoma
 Refunding Revenue Bonds
 Series 2001B (FSA)
  01-01-12                           5.50         5,000,000              5,418,300
Clark County
 Unrefunded Revenue Bonds
 Series 2001B (AMBAC)
  12-01-12                           5.25         2,105,000              2,257,676
NJB Properties
 Revenue Bonds
 King County Washington Project
 Series 2006A
  12-01-25                           5.00         6,445,000              6,652,207
  12-01-26                           5.00         7,290,000              7,508,773
  12-01-27                           5.00         3,660,000              3,762,077
Skagit County Public Hospital District #1
 Revenue Bonds
 Series 2007
  12-01-28                           5.75         1,500,000              1,503,255
  12-01-32                           5.75         2,000,000              1,941,220
Snohomish County Public Utility District #1
 Refunding Revenue Bonds
 Generation System
 Series 1986A Escrowed to Maturity
  01-01-20                           5.00        17,750,000             19,538,135
Spokane Public Facilities District
 Revenue Bonds
 Series 2003 (MBIA)
  12-01-28                           5.75         3,195,000              3,439,322

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 40 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                  VALUE(A)
WASHINGTON (CONT.)
Tobacco Settlement Authority of Washington
Asset-backed Revenue Bonds
Series 2002
  06-01-26                           6.50%       $1,190,000             $1,207,707
Washington Public Power Supply System
 Revenue Bonds
 Linked Pars & Inflos
 Series 1993 Escrowed to Maturity (FSA)
  07-01-11                           5.75        10,000,000(j)          10,844,500
Washington State Housing Finance Commission
 Revenue Bonds
 Single Family Program
 Series 2007-3A (GNMA/FNMA/FHLMC) A.M.T.
  12-01-38                           4.90         5,470,000              5,009,864
                                                                   ---------------
Total                                                                   69,083,036
----------------------------------------------------------------------------------

WISCONSIN (2.6%)
Badger Tobacco Asset Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2002
  06-01-27                           6.13        11,005,000             10,930,496
  06-01-32                           6.38         4,740,000              4,765,691
Franklin
 Revenue Bonds
 Waste Management
 Series 2003 A.M.T.
  04-01-16                           4.95        16,000,000(k)          15,301,440
Wisconsin Health & Educational Facilities Authority
 Refunding Revenue Bonds
 Wheaton Healthcare
 Series 2006B
  08-15-24                           5.13        15,910,000             14,933,126
  08-15-25                           5.13        15,500,000             14,448,945
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Riverview Hospital Association
 Series 2008
  04-01-33                           5.75         6,000,000              6,008,400
  04-01-38                           5.75         4,000,000              3,988,320
                                                                   ---------------
Total                                                                   70,376,418
----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $2,517,511,179)                                              $2,553,817,611
----------------------------------------------------------------------------------

MUNICIPAL BONDS
HELD IN TRUST (6.7%)(H)
            NAME OF
          ISSUER AND
           TITLE OF                COUPON       PRINCIPAL
          ISSUE(E,F)                RATE          AMOUNT                   VALUE(A)

ARIZONA (1.1%)
Austin Trust Various States
 Revenue Bonds
 Series 2008
  01-01-33                           5.00%      $28,800,000(d)          $29,842,272
-----------------------------------------------------------------------------------

ARKANSAS (0.1%)
Arkansas Development Finance Authority
 Revenue Bonds
 Series 2001 (GNMA/FNMA) A.M.T.
  07-01-33                           5.30         2,990,000               3,051,222
-----------------------------------------------------------------------------------

CALIFORNIA (1.3%)
Austin Trust Various States
 Certificate of Participation
 Series 2008 (FSA)
  05-01-33                           5.00         5,500,000               5,664,615
San Diego Unified School District
 Series 2000
  07-01-20                           5.13         9,560,000              10,053,790
  07-01-21                           5.13         5,595,000               5,884,597
  07-01-22                           5.13         4,120,000               4,332,734
San Francisco City & County Airports Commission
 Series 2000 A.M.T.
  05-01-14                           5.75         3,250,000               3,444,076
  05-01-15                           5.75         3,450,000               3,598,178
  05-01-16                           5.88         3,660,000               3,823,528
                                                                    ---------------
Total                                                                    36,801,518
-----------------------------------------------------------------------------------

DISTRICT OF COLUMBIA (0.2%)
Metropolitan Washington Airports Authority
 Revenue Bonds
 Series 2001 (MBIA) A.M.T.
  10-01-27                           5.50         5,000,000               5,032,150
-----------------------------------------------------------------------------------

INDIANA (0.1%)
Indiana Housing Finance Authority
 Revenue Bonds
 Series 2001 (GNMA/FNMA) A.M.T.
  07-01-33                           5.55         3,215,000               3,216,789
-----------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  41

MUNICIPAL BONDS
HELD IN TRUST (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)

IOWA (0.3%)
Iowa Finance Authority
 Revenue Bonds
 Series 2001 (GMNA/FNMA) A.M.T.
  01-01-09                           5.50%       $7,435,000              $7,438,112
-----------------------------------------------------------------------------------

MISSOURI (0.1%)
Missouri Housing Development Commission
 Revenue Bonds
 Series 2001 (GNMA/FNMA) A.M.T.
  09-01-33                           5.50         2,310,000               2,361,219
-----------------------------------------------------------------------------------

NEW YORK (0.6%)
New York Mortgage Agency
 Revenue Bonds
 Series 2002 A.M.T.
  04-01-32                           5.40        14,845,000              14,850,494
-----------------------------------------------------------------------------------

NORTH CAROLINA (0.3%)
North Carolina Housing Finance Agency
 Revenue Bonds
 Series 2002 A.M.T.
  01-01-34                           5.35         7,355,000               7,233,468
-----------------------------------------------------------------------------------

PUERTO RICO (0.3%)(C)
Puerto Rico Housing Finance Corporation
 Revenue Bonds
 Series 2001 A.M.T.
  12-01-28                           5.30         9,055,000               9,079,833
-----------------------------------------------------------------------------------

TEXAS (1.3%)
City of Houston
 Revenue Bonds
 Series 2000 (FSA) A.M.T.
  07-01-18                           5.50        13,050,000              13,381,078
  07-01-19                           5.50         8,000,000               8,209,635
Texas Department of Housing & Community Affairs
 Revenue Bonds
 Series 2002 (MBIA) A.M.T.
  09-01-33                           5.55         5,655,000               5,651,447
  03-01-34                           5.55         6,405,000               6,399,185
                                                                    ---------------
Total                                                                    33,641,345
-----------------------------------------------------------------------------------

MUNICIPAL BONDS
HELD IN TRUST (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)

WASHINGTON (1.0%)
State of Washington
 Unlimited General Obligation Bonds
 1st Series 2000
  07-01-18                           5.63%      $12,050,000             $12,848,391
State of Washington
 Unlimited General Obligation Bonds
 2nd Series 2000
  07-01-19                           5.63        11,925,000              12,731,210
                                                                    ---------------
Total                                                                    25,579,601
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $173,468,160)                                                   $178,128,023
-----------------------------------------------------------------------------------

MUNICIPAL NOTES (0.8%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(E,F,G)                        YIELD        MATURITY                   VALUE(A)
LOUISIANA (--%)
Louisiana Offshore Terminal Authority
 Refunding Revenue Bonds
 Loop LLC Project
 V.R.D.N. Series 2003A (SunTrust Bank)
  09-01-14                           1.35%          $400,000                $400,000
------------------------------------------------------------------------------------
MINNESOTA (0.5%)
Cohasset
 Refunding Revenue Bonds
 Minnesota Power & Light Company Project
 V.R.D.N. Series 1997A (LaSalle Bank)
  06-01-20                           1.55         14,130,000              14,130,000
------------------------------------------------------------------------------------
TENNESSEE (--%)
Clarksville Public Building Authority
 Revenue Bonds Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2001 (Bank of America)
  07-01-31                           1.25            300,000                 300,000
------------------------------------------------------------------------------------
WISCONSIN (0.2%)
Wisconsin Health & Educational Facilities Authority Revenue Bonds
 ProHealth Care Incorporated
 V.R.D.N. Series 2001B (JP Morgan Chase Bank) AMBAC
  08-15-30                           4.50          4,950,000               4,950,000
------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 42 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(E,F,G)                        YIELD        MATURITY                   VALUE(A)

WYOMING (0.1%)
Uinta County
 Refunding Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N. Series 1993
  08-15-20                           1.50%        $1,560,000              $1,560,000
------------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $21,340,000)                                                      $21,340,000
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,712,319,339)(m)                                             $2,753,285,634
====================================================================================

INVESTMENTS IN DERIVATIVES
INTEREST RATE SWAP CONTRACTS OUTSTANDING AT MAY 31, 2008

                                                         FUND                                 NOTIONAL
                               FLOATING               PAY/RECEIVE    FIXED    EXPIRATION      PRINCIPAL     UNREALIZED
COUNTERPARTY                  RATE INDEX             FLOATING RATE   RATE        DATE          AMOUNT      APPRECIATION
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers      2-year Municipal Market Data         Pay        3.00%   June 12, 2008   $33,890,000      $673,225
Special Financing    Index
                     AAA Municipal Yields as
                     determined on June 12, 2008
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers      2-year Municipal Market Data         Pay        2.95    June 13, 2008    33,890,000       624,084
Special Financing    Index
                     AAA Municipal Yields as
                     determined on June 13, 2008
-----------------------------------------------------------------------------------------------------------------------
Total                                                                                                       $1,297,309
-----------------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At May 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $15,895,841. See Note 1 to the financial statements.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 5.5% of net assets at May 31, 2008.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the value of these securities amounted to $37,061,560 or 1.4% of net assets.

--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  43

(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA       -- ACA Financial Guaranty Corporation
AMBAC     -- Ambac Assurance Corporation
BIG       -- Bond Investors Guarantee
CGIC      -- Capital Guaranty Insurance Company
CIFG      -- IXIS Financial Guaranty
FGIC      -- Financial Guaranty Insurance Company
FHA       -- Federal Housing Authority
FHLMC     -- Federal Home Loan Mortgage Corporation
FNMA      -- Federal National Mortgage Association
FSA       -- Financial Security Assurance
GNMA      -- Government National Mortgage Association
MBIA      -- MBIA Insurance Corporation
XLCA      -- XL Capital Assurance

(f)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    -- Alternative Minimum Tax -- At May 31, 2008, the value of securities subject to alternative minimum tax represented
             13.1% of net assets.
B.A.N.    -- Bond Anticipation Note
C.P.      -- Commercial Paper
R.A.N.    -- Revenue Anticipation Note
T.A.N.    -- Tax Anticipation Note
T.R.A.N.  -- Tax & Revenue Anticipation Note
V.R.      -- Variable Rate
V.R.D.B.  -- Variable Rate Demand Bond
V.R.D.N.  -- Variable Rate Demand Note

(g) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2008.

(h)  Municipal Bonds Held in Trust - See Note 1 to the financial statements.

(i) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on May 31, 2008. At May 31, 2008, the value of inverse floaters represented 0.4% of net assets.

(j) This security may be separated into floating and inverse floating rate securities which may be traded separately.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2008.

(l) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(m) At May 31, 2008, the cost of securities for federal income tax purposes was approximately $2,594,849,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $100,358,000
Unrealized depreciation                                                (59,391,000)
----------------------------------------------------------------------------------
Net unrealized appreciation                                            $40,967,000
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 44 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

FAIR VALUE MEASUREMENTS
Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    - Level 1 - quoted prices in active markets for identical securities

    - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

    - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of May 31, 2008:

                                              FAIR VALUE AT MAY 31, 2008
                         --------------------------------------------------------------------
                             LEVEL 1            LEVEL 2
                          QUOTED PRICES          OTHER           LEVEL 3
                            IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                           MARKETS FOR         OBSERVABLE      UNOBSERVABLE
DESCRIPTION              IDENTICAL ASSETS        INPUTS           INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Investments in
  securities                       $--       $2,753,285,634           $--      $2,753,285,634
Other financial
 instruments*                       --            1,297,309            --           1,297,309
---------------------------------------------------------------------------------------------
Total                              $--       $2,754,582,943           $--      $2,754,582,943
---------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments, such as swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  45

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value (identified cost
   $2,712,319,339)                                                       $2,753,285,634
Cash                                                                             81,717
Capital shares receivable                                                       859,761
Accrued interest receivable                                                  39,620,774
Receivable for investment securities sold                                     6,244,373
Unrealized appreciation on swap contracts                                     1,297,309
---------------------------------------------------------------------------------------
Total assets                                                              2,801,389,568
---------------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                               620,632
Capital shares payable                                                        1,636,480
Payable for investment securities purchased                                  15,889,977
Short-term floating rate notes outstanding                                  117,470,000
Accrued investment management services fees                                      32,549
Accrued distribution fees                                                       568,850
Accrued transfer agency fees                                                      2,514
Accrued administrative services fees                                              4,562
Other accrued expenses                                                          201,351
Collateral and deposits payable                                               1,125,000
---------------------------------------------------------------------------------------
Total liabilities                                                           137,551,915
---------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                       $2,663,837,653
=======================================================================================
REPRESENTED BY
Capital stock -- $.01 par value                                          $    6,294,121
Additional paid-in capital                                                2,624,528,021
Undistributed net investment income                                           3,088,160
Accumulated net realized gain (loss)                                        (12,336,253)
Unrealized appreciation (depreciation) on investments                        42,263,604
---------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                         $2,663,837,653
=======================================================================================

Net assets applicable to outstanding
   shares:                                  Class A                          $2,569,487,073
                                            Class B                          $   79,428,836
                                            Class C                          $   14,921,744
Net asset value per share of outstanding    Class A
   capital stock:                           shares(1)          607,116,179   $         4.23
                                            Class B shares      18,771,598   $         4.23
                                            Class C shares       3,524,324   $         4.23
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $4.44. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 46 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest                                                        $ 68,739,332
----------------------------------------------------------------------------
Expenses:
Investment management services fees                                5,931,315
Distribution fees
   Class A                                                         3,192,890
   Class B                                                           393,639
   Class C                                                            68,585
Transfer agency fees
   Class A                                                           638,652
   Class B                                                            21,510
   Class C                                                             3,656
Administrative services fees                                         831,340
Interest and fee expense                                           2,375,092
Compensation of board members                                         25,462
Custodian fees                                                        76,625
Printing and postage                                                  74,900
Registration fees                                                     25,400
Professional fees                                                     30,196
Other                                                                 46,033
----------------------------------------------------------------------------
Total expenses                                                    13,735,295
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                (571,930)
   Earnings and bank fee credits on cash balances                    (61,739)
----------------------------------------------------------------------------
Total net expenses                                                13,101,626
----------------------------------------------------------------------------
Investment income (loss) -- net                                   55,637,706
----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                          (6,631,381)
   Futures contracts                                              (8,787,389)
   Swap transactions                                               6,896,312
----------------------------------------------------------------------------
Net realized gain (loss) on investments                           (8,522,458)
Net change in unrealized appreciation (depreciation) on
   investments                                                   (33,017,687)
----------------------------------------------------------------------------
Net gain (loss) on investments                                   (41,540,145)
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $ 14,097,561
============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  47

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED
                                                        MAY 31, 2008        YEAR ENDED
                                                        (UNAUDITED)       NOV. 30, 2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                        $   55,637,706     $  117,258,268
Net realized gain (loss) on investments                    (8,522,458)         9,438,734
Net change in unrealized appreciation (depreciation)
   on investments                                         (33,017,687)      (106,363,162)
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              14,097,561         20,333,840
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                             (54,749,764)      (112,815,266)
      Class B                                              (1,389,353)        (3,412,825)
      Class C                                                (242,231)          (508,160)
   Net realized gain
      Class A                                              (1,162,618)                --
      Class B                                                 (35,755)                --
      Class C                                                  (5,958)                --
----------------------------------------------------------------------------------------
Total distributions                                       (57,585,679)      (116,736,251)
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                         121,094,742        129,879,458
   Class B shares                                           1,963,634          4,598,384
   Class C shares                                           1,407,984          1,563,551
Fund merger
   Class A shares                                         102,547,667                N/A
   Class B shares                                           8,804,805                N/A
   Class C shares                                           2,258,833                N/A
Reinvestment of distributions at net asset value
   Class A shares                                          40,935,175         81,263,275
   Class B shares                                           1,144,572          2,630,613
   Class C shares                                             221,677            448,461
Payments for redemptions
   Class A shares                                        (234,709,049)      (579,448,911)
   Class B shares                                         (11,245,652)       (50,533,335)
   Class C shares                                          (2,137,929)        (6,070,519)
   Class Y shares                                                 N/A             (1,946)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                            32,286,459       (415,670,969)
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                   (11,201,659)      (512,073,380)
Net assets at beginning of period                       2,675,039,312      3,187,112,692
----------------------------------------------------------------------------------------
Net assets at end of period                            $2,663,837,653     $2,675,039,312
========================================================================================
Undistributed net investment income                    $    3,088,160     $    3,835,460
----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 48 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO MAY 31, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Tax-Exempt High Income Fund (the Fund) is a series of RiverSource Tax-Exempt Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Tax-Exempt Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund normally invests at least 80% of its net assets in municipal bonds and in other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax and is not subject to the alternative minimum tax
(AMT). The Fund may invest in debt obligations the interest from which is subject to AMT.

The Fund offers Class A, Class B, and Class C shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

At June 9, 2007, all Class Y shares were liquidated.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or

--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT 49 valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At May 31, 2008, the Fund has outstanding when-issued securities of $15,895,841.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At May 31, 2008, and for the six months then ended, the Fund had no outstanding option contracts.

--------------------------------------------------------------------------------

 50 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

FUTURES TRANSACTIONS

To gain exposure or to protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At May 31, 2008, the Fund had no outstanding futures contracts.

INTEREST RATE SWAP TRANSACTIONS

The Fund may enter into interest rate swap agreements to produce incremental earnings or to gain exposure to or protect themselves from market changes. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting; whereby the accrual for the exchange of the cash flows does not begin until a specified date in the future (the "effective date"). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate. The Fund may employ interest rate swaps to synthetically add or subtract principal exposure to the municipal market.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into an interest rate swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swap to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions entered.

--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  51

INVERSE FLOATER PROGRAM TRANSACTIONS

The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the short-term floating rate notes to tender their notes at par, and (2) to transfer the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts remain in the Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the Statement of Assets and Liabilities. The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trust at May 31, 2008, are presented in the Portfolio of Investments. The inclusion of interest and fee expense related to the short-term floating rate notes corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. At May 31, 2008, the market value of municipal bonds held in trust and short-term floating rate notes outstanding were as follows:

                                                                WEIGHTED AVERAGE
MARKET VALUE OF                              SHORT-TERM         OF INTEREST RATES
MUNICIPAL BONDS                             FLOATING RATE        FOR SHORT-TERM
HELD IN TRUST                             NOTES OUTSTANDING    FLOATING RATE NOTES
----------------------------------------------------------------------------------
$178,128,023                                $117,470,000              10.38%

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of

--------------------------------------------------------------------------------

 52 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT its taxable income to the shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging
Activities - an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of May 31, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  53

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.47% to 0.30% annually as the Fund's assets increase. The management fee for the six months ended May 31, 2008 was 0.45% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. The fee for the six months ended May 31, 2008 was 0.06% of the Fund's average daily net assets.

OTHER FEES

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended May 31, 2008, other expenses paid to this company were $4,251.

COMPENSATION OF BOARD MEMBERS

Compensation of board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other

--------------------------------------------------------------------------------

 54 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

DISTRIBUTION FEES

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

SALES CHARGES

Sales charges received by the Distributor for distributing Fund shares were $537,077 for Class A, $22,508 for Class B and $907 for Class C for the six months ended May 31, 2008.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES

For the six months ended May 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs) were as follows:

Class A.....................................................      0.79%
Class B.....................................................      1.54
Class C.....................................................      1.54

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A.....................................................    $259,531
Class B.....................................................      10,637
Class C.....................................................       1,821

The management fees waived/reimbursed at the Fund level were $299,941.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Nov. 30, 2008, unless sooner terminated at the discretion of the Board, such that net expenses (excluding interest and fee

--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT 55 expenses related to the Fund's participation in certain inverse floater programs) will not exceed the following percentage of the Fund's average daily net assets:

Class A.....................................................      0.79%
Class B.....................................................      1.54
Class C.....................................................      1.54

EARNINGS AND BANK FEE CREDITS

During the six months ended May 31, 2008, the Fund's custodian and transfer agency fees were reduced by $61,739 as a result of earnings and bank fee credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $562,571,264 (including $37,163,077 from RiverSource Massachusetts Tax-Exempt Fund, $34,686,678 from RiverSource Michigan Tax-Exempt Fund and $38,641,429 from RiverSource Ohio Tax-Exempt Fund that were acquired in the fund merger as described in Note 6) and $532,645,671, respectively, for the six months ended May 31, 2008. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                               SIX MONTHS ENDED MAY 31, 2008
                                                   ISSUED FOR
                                                   REINVESTED                            NET
                          SOLD      FUND MERGER   DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------
Class A                28,258,042   24,497,076      9,665,791      (55,176,391)       7,244,518
Class B                   461,490    2,103,888        270,271       (2,642,866)         192,783
Class C                   332,199      539,503         52,359         (502,414)         421,647
----------------------------------------------------------------------------------------------------

                                                 YEAR ENDED NOV. 30, 2007
                                                   ISSUED FOR
                                                   REINVESTED                            NET
                                       SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
----------------------------------------------------------------------------------------------------
Class A                              29,821,360    18,690,151     (133,127,002)      (84,615,491)
Class B                               1,052,384       604,542      (11,647,450)       (9,990,524)
Class C                                 358,518       103,026       (1,394,366)         (932,822)
Class Y                                      --            --             (451)             (451)
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 56 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

5. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings during the six months ended May 31, 2008.

6. FUND MERGER

At the close of business on March 14, 2008, RiverSource Tax-Exempt High Income Fund acquired the assets and assumed the identified liabilities of RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund. The reorganization was completed after shareholders approved the plan on Jan. 29, 2008.

The aggregate net assets of RiverSource Tax-Exempt High Income Fund immediately before the acquisition were $2,572,188,382 and the combined net assets immediately after the acquisition were $2,685,799,687.

The merger was accomplished by a tax-free exchange of the following:

                                                      SHARES        VALUE
----------------------------------------------------------------------------
RiverSource Massachusetts Tax-Exempt Fund            7,422,838    37,945,077
RiverSource Michigan Tax-Exempt Fund                 7,141,011    36,514,588
RiverSource Ohio Tax-Exempt Fund                     7,674,903    39,151,640

In exchange for the RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund shares and net assets, RiverSource Tax-Exempt High Income Fund issued the following number of shares:

                                                                  SHARES
--------------------------------------------------------------------------
Class A                                                         24,497,076
Class B                                                          2,103,888
Class C                                                            539,503

RiverSource Massachusetts Tax-Exempt Fund's, RiverSource Michigan Tax-Exempt Fund's and RiverSource Ohio Tax-Exempt Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows, which include the following amounts of capital stock, unrealized

--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT 57 appreciation (depreciation), accumulated net realized loss and excess of distributions over net income.

                                                                                              EXCESS OF
                                                       UNREALIZED                         DISTRIBUTIONS OVER
                          TOTAL                       APPRECIATION       ACCUMULATED        NET INVESTMENT
                       NET ASSETS    CAPITAL STOCK   (DEPRECIATION)   NET REALIZED LOSS         INCOME
------------------------------------------------------------------------------------------------------------
RiverSource
Massachusetts
Tax-Exempt Fund        $37,945,077    $38,373,765      $(156,375)         $(272,181)           $   (132)

RiverSource Michigan
Tax-Exempt Fund         36,514,588     36,409,158        292,632           (185,655)             (1,547)

RiverSource Ohio
Tax-Exempt Fund         39,151,640     39,722,050       (384,900)          (183,531)             (1,979)

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC

--------------------------------------------------------------------------------

 58 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/ Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  59

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV. 30,              2008(K)            2007           2006           2005           2004
Net asset value, beginning of period         $4.30          $4.44          $4.39          $4.42          $4.46
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                   .09(b)         .18(b)         .17            .18            .18
Net gains (losses) (both realized and
 unrealized)                                  (.07)          (.14)           .08           (.04)          (.04)
--------------------------------------------------------------------------------------------------------------
Total from investment operations               .02            .04            .25            .14            .14
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income          (.09)          (.18)          (.17)          (.17)          (.18)
Distributions from realized gains             (.00)(c)         --           (.03)            --             --
--------------------------------------------------------------------------------------------------------------
Total distributions                           (.09)          (.18)          (.20)          (.17)          (.18)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $4.23          $4.30          $4.44          $4.39          $4.42
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)     $2,569         $2,582         $3,042         $3,460         $3,914
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to
 expense waiver/reimbursement
 (including interest and fee
 expense)(d),(e)                             1.01%(f)       1.13%          1.09%           .98%           .89%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee
 expense)(e),(g),(h)                          .97%(f)       1.09%          1.05%           .97%           .89%
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (excluding interest and fee expense)(d)      .83%(f)        .83%           .83%           .81%           .80%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(g),(h)                              .79%(f)        .79%           .79%           .80%           .80%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 4.24%(f)       4.05%          3.93%          3.89%          3.98%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        18%            47%            30%            30%            22%
--------------------------------------------------------------------------------------------------------------
Total return(i)                               .55%(j)        .83%          5.81%          3.25%          3.15%
--------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c)  Rounds to zero.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended May 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended May 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 60 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV. 30,           2008(K)            2007           2006           2005           2004
Net asset value, beginning of period      $4.30          $4.44          $4.39          $4.41          $4.46
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .07(b)         .14(b)         .14            .14            .15
Net gains (losses) (both realized and
 unrealized)                               (.06)          (.14)           .07           (.02)          (.05)
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .01             --            .21            .12            .10
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.08)          (.14)          (.13)          (.14)          (.15)
Distributions from realized gains          (.00)(c)         --           (.03)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.08)          (.14)          (.16)          (.14)          (.15)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.23          $4.30          $4.44          $4.39          $4.41
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $79            $80           $127           $190           $250
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (including interest and fee
 expense)(d),(e)                          1.77%(f)       1.88%          1.85%          1.74%          1.64%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee
 expense)(e),(g),(h)                      1.72%(f)       1.84%          1.81%          1.73%          1.64%
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(d)                              1.59%(f)       1.58%          1.59%          1.57%          1.55%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(g),(h)                          1.54%(f)       1.54%          1.55%          1.56%          1.55%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.48%(f)       3.26%          3.15%          3.13%          3.23%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     18%            47%            30%            30%            22%
-----------------------------------------------------------------------------------------------------------
Total return(i)                            .17%(j)        .07%          5.01%          2.69%          2.14%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c)  Rounds to zero.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended May 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended May 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  61

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV. 30,           2008(K)            2007           2006           2005           2004
Net asset value, beginning of period      $4.31          $4.45          $4.39          $4.42          $4.46
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .07(b)         .14(b)         .14            .14            .15
Net gains (losses) (both realized and
 unrealized)                               (.07)          (.14)           .08           (.03)          (.04)
-----------------------------------------------------------------------------------------------------------
Total from investment operations             --             --            .22            .11            .11
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.08)          (.14)          (.13)          (.14)          (.15)
Distributions from realized gains          (.00)(c)         --           (.03)            --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.08)          (.14)          (.16)          (.14)          (.15)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.23          $4.31          $4.45          $4.39          $4.42
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $15            $13            $18            $23            $28
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (including interest and fee
 expense)(d),(e)                          1.77%(f)       1.88%          1.85%          1.74%          1.64%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee
 expense)(e),(g),(h)                      1.72%(f)       1.84%          1.81%          1.73%          1.64%
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(d)                              1.59%(f)       1.58%          1.59%          1.57%          1.55%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee
 expense)(g),(h)                          1.54%(f)       1.54%          1.55%          1.56%          1.55%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.47%(f)       3.29%          3.16%          3.13%          3.23%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     18%            47%            30%            30%            22%
-----------------------------------------------------------------------------------------------------------
Total return(i)                           (.06%)(j)       .08%          5.25%          2.46%          2.37%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c)  Rounds to zero.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended May 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended May 31, 2008 (Unaudited).

--------------------------------------------------------------------------------

 62 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource Investments provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments:
The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the

--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  63

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2007. The Board observed that the Fund's investment performance was appropriate in light of the particular management style and market conditions involved.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board observed that the Fund's expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the Board concluded that the Fund's

--------------------------------------------------------------------------------

 64 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

PROXY
VOTING ----------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

           RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2008 SEMIANNUAL REPORT  65

     RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6432 Y (7/08)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverSource Tax-Exempt Income Series, Inc.
(Registrant)


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date August 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date August 1, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date August 1, 2008